UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	3/31/2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2018

VP Balanced - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.1%
Aerospace and Defense — 1.5%
Boeing Co. (The)	4,267	1,399,064
Curtiss-Wright Corp.	2,111	285,133
General Dynamics Corp.	5,540	1,223,786
		2,907,983
Auto Components — 0.4%
BorgWarner, Inc.	16,486	828,092
Banks — 4.4%
Bank of America Corp.	68,262	2,047,177
Citigroup, Inc.	1,891	127,643
Fifth Third Bancorp	1,693	53,753
JPMorgan Chase & Co.	25,490	2,803,135
SunTrust Banks, Inc.	16,624	1,131,097
U.S. Bancorp	23,498	1,186,649
Wells Fargo & Co.	22,296	1,168,533
		8,517,987
Beverages — 0.6%
Molson Coors Brewing Co., Class B	6,192	466,443
PepsiCo, Inc.	5,745	627,067
		1,093,510
Biotechnology — 2.6%
AbbVie, Inc.	15,627	1,479,096
Alexion Pharmaceuticals, Inc.(1)	2,497	278,316
Amgen, Inc.	8,534	1,454,876
Biogen, Inc.(1)	4,021	1,101,030
Celgene Corp.(1)	8,657	772,291
		5,085,609
Building Products — 0.2%
Owens Corning	4,899	393,880
Capital Markets — 1.5%
Evercore, Inc., Class A	8,854	772,069
MSCI, Inc.	1,899	283,843
Nasdaq, Inc.	8,944	771,152
S&P Global, Inc.	5,764	1,101,270
		2,928,334
Chemicals — 2.2%
Air Products & Chemicals, Inc.	6,232	991,075
Eastman Chemical Co.	9,146	965,635
FMC Corp.	10,620	813,173
Huntsman Corp.	9,291	271,762
Monsanto Co.	2,180	254,384
PPG Industries, Inc.	6,174	689,018
WR Grace & Co.	4,976	304,681
		4,289,728
Commercial Services and Supplies — 0.1%
MSA Safety, Inc.	1,102	91,730

Pitney Bowes, Inc.	6,549	71,319
		163,049
Communications Equipment — 1.1%
Cisco Systems, Inc.	49,104	2,106,071
Consumer Finance — 0.5%
American Express Co.	3,870	360,994
Synchrony Financial	16,715	560,454
		921,448
Diversified Consumer Services — 0.4%
Grand Canyon Education, Inc.(1)	1,483	155,597
H&R Block, Inc.	27,559	700,274
		855,871
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc., Class B(1)	4,552	908,033
Leucadia National Corp.	5,453	123,947
		1,031,980
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	6,526	232,652
Verizon Communications, Inc.	1,907	91,193
		323,845
Electric Utilities — 0.2%
Portland General Electric Co.	8,602	348,467
Electrical Equipment — 0.2%
Emerson Electric Co.	5,315	363,014
Electronic Equipment, Instruments and Components — 0.1%
Jabil, Inc.	3,228	92,740
Energy Equipment and Services — 0.6%
Halliburton Co.	23,545	1,105,202
Equity Real Estate Investment Trusts (REITs) — 1.1%
Apple Hospitality REIT, Inc.	2,431	42,712
Piedmont Office Realty Trust, Inc., Class A	6,328	111,309
PotlatchDeltic Corp.	16,416	854,453
Senior Housing Properties Trust	4,048	63,392
Weyerhaeuser Co.	25,217	882,595
WP Carey, Inc.	3,717	230,417
		2,184,878
Food and Staples Retailing — 0.2%
CVS Health Corp.	6,555	407,787
Food Products — 1.0%
Conagra Brands, Inc.	25,458	938,891
Hershey Co. (The)	9,350	925,276
Sanderson Farms, Inc.	1,083	128,899
		1,993,066
Health Care Equipment and Supplies — 2.1%
Cooper Cos., Inc. (The)	1,891	432,680
Edwards Lifesciences Corp.(1)	4,735	660,627
Hill-Rom Holdings, Inc.	4,801	417,687
Intuitive Surgical, Inc.(1)	2,703	1,115,879
LivaNova plc(1)	2,035	180,098
Masimo Corp.(1)	1,449	127,440
Varian Medical Systems, Inc.(1)	5,671	695,548
Zimmer Biomet Holdings, Inc.	3,628	395,597
		4,025,556

Health Care Providers and Services — 1.1%
Cigna Corp.	202	33,883
Express Scripts Holding Co.(1)	2,720	187,898
UnitedHealth Group, Inc.	8,913	1,907,382
		2,129,163
Health Care Technology — 0.2%
Cerner Corp.(1)	5,400	313,200
Hotels, Restaurants and Leisure — 2.1%
Hilton Grand Vacations, Inc.(1)	4,805	206,711
International Game Technology plc	7,874	210,472
Las Vegas Sands Corp.	12,523	900,404
Marriott International, Inc., Class A	7,755	1,054,525
Royal Caribbean Cruises Ltd.	7,571	891,409
Vail Resorts, Inc.	3,876	859,309
		4,122,830
Household Durables — 0.3%
Garmin Ltd.	1,612	94,995
Toll Brothers, Inc.	10,573	457,282
		552,277
Household Products — 0.6%
Kimberly-Clark Corp.	9,439	1,039,517
Procter & Gamble Co. (The)	1,630	129,226
		1,168,743
Industrial Conglomerates — 1.4%
3M Co.	4,079	895,422
Carlisle Cos., Inc.	4,529	472,873
Honeywell International, Inc.	9,351	1,351,313
		2,719,608
Insurance — 1.5%
Allstate Corp. (The)	10,405	986,394
First American Financial Corp.	5,070	297,508
Hartford Financial Services Group, Inc. (The)	17,978	926,226
Principal Financial Group, Inc.	7,141	434,958
Torchmark Corp.	2,721	229,027
		2,874,113
Internet and Direct Marketing Retail — 2.1%
Amazon.com, Inc.(1)	2,415	3,495,326
Booking Holdings, Inc.(1)	230	478,490
		3,973,816
Internet Software and Services — 3.8%
Alphabet, Inc., Class A(1)	3,958	4,105,000
eBay, Inc.(1)	4,797	193,031
Facebook, Inc., Class A(1)	16,903	2,700,930
LogMeIn, Inc.	2,621	302,857
		7,301,818
IT Services — 1.3%
Alliance Data Systems Corp.	164	34,909
International Business Machines Corp.	9,876	1,515,275
Total System Services, Inc.	11,586	999,408
		2,549,592
Life Sciences Tools and Services — 0.4%
ICON plc(1)	1,767	208,753

PerkinElmer, Inc.	6,397	484,381
		693,134
Machinery — 2.2%
Caterpillar, Inc.	8,902	1,311,977
Ingersoll-Rand plc	4,949	423,189
Oshkosh Corp.	10,018	774,091
PACCAR, Inc.	6,227	412,040
Parker-Hannifin Corp.	3,132	535,666
Toro Co. (The)	11,929	744,966
		4,201,929
Media — 0.4%
John Wiley & Sons, Inc., Class A	3,133	199,572
Time Warner, Inc.	5,909	558,873
		758,445
Oil, Gas and Consumable Fuels — 2.3%
Chevron Corp.	11,397	1,299,714
Exxon Mobil Corp.	15,538	1,159,290
HollyFrontier Corp.	16,591	810,636
Marathon Petroleum Corp.	15,090	1,103,230
PBF Energy, Inc., Class A	2,227	75,496
		4,448,366
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	11,763	338,421
Personal Products — 0.2%
Edgewell Personal Care Co.(1)	7,265	354,677
Estee Lauder Cos., Inc. (The), Class A	466	69,770
		424,447
Pharmaceuticals — 3.3%
Allergan plc	2,385	401,372
Bristol-Myers Squibb Co.	978	61,859
Eli Lilly & Co.	7,614	589,095
Johnson & Johnson	14,011	1,795,510
Merck & Co., Inc.	29,192	1,590,088
Pfizer, Inc.	54,213	1,924,019
		6,361,943
Professional Services — 0.1%
Robert Half International, Inc.	3,052	176,680
Real Estate Management and Development — 0.1%
Jones Lang LaSalle, Inc.	1,405	245,369
Road and Rail — 0.1%
Ryder System, Inc.	2,486	180,956
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	19,085	1,061,317
Broadcom Ltd.	4,135	974,413
Intel Corp.	44,858	2,336,205
Lam Research Corp.	5,709	1,159,840
Texas Instruments, Inc.	13,535	1,406,151
		6,937,926
Software — 4.5%
Activision Blizzard, Inc.	11,868	800,615
Adobe Systems, Inc.(1)	6,307	1,362,817
Electronic Arts, Inc.(1)	7,281	882,748
Microsoft Corp.	48,513	4,427,782

Oracle Corp. (New York)	22,436	1,026,447
Synopsys, Inc.(1)	1,843	153,411
		8,653,820
Specialty Retail — 0.9%
Best Buy Co., Inc.	15,154	1,060,628
Lowe's Cos., Inc.	606	53,177
Ross Stores, Inc.	7,570	590,309
		1,704,114
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	20,790	3,488,146
Western Digital Corp.	1,041	96,053
		3,584,199
Textiles, Apparel and Luxury Goods — 1.2%
Deckers Outdoor Corp.(1)	8,971	807,659
Michael Kors Holdings Ltd.(1)	14,240	884,019
Tapestry, Inc.	11,546	607,435
		2,299,113
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	1,287	222,304
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	14,058	858,100
TOTAL COMMON STOCKS (Cost $88,257,250)		111,762,523
U.S. TREASURY SECURITIES — 13.0%
U.S. Treasury Bonds, 3.50%, 2/15/39	900,000	987,474
U.S. Treasury Bonds, 4.375%, 11/15/39	400,000	494,595
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	206,285
U.S. Treasury Bonds, 3.00%, 5/15/42	800,000	807,450
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	626,292
U.S. Treasury Bonds, 2.875%, 5/15/43	350,000	344,381
U.S. Treasury Bonds, 3.125%, 8/15/44	220,000	226,133
U.S. Treasury Bonds, 3.00%, 11/15/44	280,000	281,337
U.S. Treasury Bonds, 2.50%, 2/15/45	1,560,000	1,421,690
U.S. Treasury Bonds, 3.00%, 5/15/45	250,000	251,102
U.S. Treasury Bonds, 3.00%, 11/15/45	100,000	100,373
U.S. Treasury Notes, 1.375%, 7/31/18	1,200,000	1,198,305
U.S. Treasury Notes, 1.375%, 9/30/18	1,100,000	1,097,031
U.S. Treasury Notes, 1.125%, 1/31/19	2,000,000	1,984,226
U.S. Treasury Notes, 1.625%, 7/31/19	1,150,000	1,141,491
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	148,248
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	147,461
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	196,397
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	196,173
U.S. Treasury Notes, 1.50%, 5/15/20	2,600,000	2,556,291
U.S. Treasury Notes, 1.50%, 5/31/20	1,000,000	982,581
U.S. Treasury Notes, 1.50%, 8/15/20	200,000	196,158
U.S. Treasury Notes, 1.375%, 9/15/20	200,000	195,380
U.S. Treasury Notes, 1.875%, 12/15/20	1,700,000	1,678,140
U.S. Treasury Notes, 1.125%, 8/31/21	250,000	239,101
U.S. Treasury Notes, 1.875%, 1/31/22	4,400,000	4,299,924
U.S. Treasury Notes, 1.875%, 4/30/22	650,000	633,845
U.S. Treasury Notes, 2.00%, 11/30/22	1,900,000	1,854,236

U.S. Treasury Notes, 2.75%, 2/15/28	550,000	549,941
TOTAL U.S. TREASURY SECURITIES (Cost $25,292,103)		25,042,041
CORPORATE BONDS — 12.8%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22	30,000	28,963
Lockheed Martin Corp., 3.55%, 1/15/26	90,000	89,347
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	18,951
Rockwell Collins, Inc., 4.35%, 4/15/47	20,000	19,757
United Technologies Corp., 6.05%, 6/1/36	35,000	42,642
United Technologies Corp., 5.70%, 4/15/40	20,000	23,581
United Technologies Corp., 3.75%, 11/1/46	20,000	18,047
		241,288
Air Freight and Logistics†
United Parcel Service, Inc., 2.80%, 11/15/24	60,000	57,768
Auto Components†
Tenneco, Inc., 5.00%, 7/15/26	20,000	19,456
Automobiles — 0.5%
American Honda Finance Corp., 2.125%, 10/10/18	20,000	19,932
Ford Motor Co., 4.35%, 12/8/26	80,000	79,131
Ford Motor Credit Co. LLC, 2.68%, 1/9/20	200,000	198,382
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	53,383
General Motors Co., 4.20%, 10/1/27	30,000	29,395
General Motors Co., 5.15%, 4/1/38	50,000	49,930
General Motors Financial Co., Inc., 3.25%, 5/15/18	60,000	60,017
General Motors Financial Co., Inc., 3.10%, 1/15/19	100,000	100,122
General Motors Financial Co., Inc., 3.20%, 7/6/21	20,000	19,839
General Motors Financial Co., Inc., 5.25%, 3/1/26	200,000	211,460
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(3)	30,000	30,225
		851,816
Banks — 1.9%
Bank of America Corp., 4.10%, 7/24/23	30,000	30,980
Bank of America Corp., MTN, 4.00%, 4/1/24	38,000	38,846
Bank of America Corp., MTN, 4.20%, 8/26/24	80,000	81,173
Bank of America Corp., MTN, 4.00%, 1/22/25	305,000	304,512
Bank of America Corp., MTN, 5.00%, 1/21/44	50,000	56,414
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(4)	20,000	20,892
Bank of America Corp., VRN, 3.00%, 12/20/22(3)(4)	211,000	207,027
Bank of America Corp., VRN, 3.42%, 12/20/27(3)(4)	33,000	31,627
Barclays Bank plc, 5.14%, 10/14/20	200,000	206,634
Branch Banking & Trust Co., 3.625%, 9/16/25	17,000	16,952
Branch Banking & Trust Co., 3.80%, 10/30/26	20,000	20,103
Capital One Financial Corp., 4.20%, 10/29/25	200,000	198,379
Citigroup, Inc., 2.90%, 12/8/21	30,000	29,562
Citigroup, Inc., 2.75%, 4/25/22	165,000	160,834
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,338
Citigroup, Inc., 3.20%, 10/21/26	340,000	323,789
Citigroup, Inc., 4.45%, 9/29/27	80,000	80,986
Citigroup, Inc., VRN, 3.52%, 10/27/27(4)	50,000	48,328
Cooperatieve Rabobank UA, 3.875%, 2/8/22	80,000	81,723
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	97,477
Huntington Bancshares, Inc., 2.30%, 1/14/22	40,000	38,343
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	59,064
JPMorgan Chase & Co., 4.625%, 5/10/21	160,000	166,822

JPMorgan Chase & Co., 3.25%, 9/23/22	140,000	139,628
JPMorgan Chase & Co., 3.875%, 9/10/24	105,000	104,869
JPMorgan Chase & Co., 3.125%, 1/23/25	220,000	212,209
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(4)	20,000	19,552
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(4)	60,000	58,329
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(4)	20,000	19,262
JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(4)	20,000	19,111
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20	40,000	41,208
Regions Financial Corp., 2.75%, 8/14/22	60,000	58,341
Royal Bank of Canada, 2.15%, 10/26/20	100,000	97,845
Royal Bank of Canada, MTN, 2.125%, 3/2/20	90,000	88,719
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	50,143
Wells Fargo & Co., 3.07%, 1/24/23	40,000	39,348
Wells Fargo & Co., 4.125%, 8/15/23	180,000	182,706
Wells Fargo & Co., MTN, 2.60%, 7/22/20	40,000	39,626
Wells Fargo & Co., MTN, 4.10%, 6/3/26	80,000	79,540
Wells Fargo & Co., MTN, 4.65%, 11/4/44	25,000	25,231
Wells Fargo & Co., MTN, 4.75%, 12/7/46	30,000	30,761
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(4)	50,000	48,812
		3,676,045
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23	305,000	305,405
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26	110,000	109,465
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	75,000	81,063
Constellation Brands, Inc., 4.75%, 12/1/25	75,000	79,073
Molson Coors Brewing Co., 3.00%, 7/15/26	65,000	60,154
		635,160
Biotechnology — 0.7%
AbbVie, Inc., 2.50%, 5/14/20	100,000	98,744
AbbVie, Inc., 2.90%, 11/6/22	190,000	185,733
AbbVie, Inc., 3.60%, 5/14/25	30,000	29,596
AbbVie, Inc., 4.40%, 11/6/42	30,000	29,661
Amgen, Inc., 2.20%, 5/22/19	100,000	99,391
Amgen, Inc., 2.65%, 5/11/22	200,000	195,331
Amgen, Inc., 4.66%, 6/15/51	46,000	47,719
Biogen, Inc., 2.90%, 9/15/20	115,000	114,349
Biogen, Inc., 3.625%, 9/15/22	70,000	70,713
Celgene Corp., 3.25%, 8/15/22	30,000	29,570
Celgene Corp., 3.625%, 5/15/24	60,000	59,295
Celgene Corp., 3.875%, 8/15/25	120,000	119,008
Celgene Corp., 3.45%, 11/15/27	20,000	18,984
Celgene Corp., 5.00%, 8/15/45	10,000	10,440
Gilead Sciences, Inc., 4.40%, 12/1/21	50,000	52,116
Gilead Sciences, Inc., 3.65%, 3/1/26	175,000	175,697
		1,336,347
Building Products†
Masco Corp., 4.45%, 4/1/25	50,000	51,306
Capital Markets†
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30	60,000	56,020
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22	30,000	30,525
Dow Chemical Co. (The), 4.375%, 11/15/42	50,000	49,881
Eastman Chemical Co., 3.60%, 8/15/22	15,000	15,107

Mosaic Co. (The), 4.05%, 11/15/27	40,000	39,063
Westlake Chemical Corp., 4.375%, 11/15/47	50,000	48,413
		182,989
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22	50,000	50,534
Waste Management, Inc., 3.15%, 11/15/27	30,000	28,623
Waste Management, Inc., 4.10%, 3/1/45	70,000	70,701
		149,858
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	26,148
CommScope Technologies LLC, 5.00%, 3/15/27(3)	30,000	28,575
		54,723
Construction Materials†
Owens Corning, 4.20%, 12/15/22	30,000	30,834
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18	20,000	19,971
American Express Co., 3.00%, 10/30/24	30,000	28,834
American Express Credit Corp., MTN, 2.20%, 3/3/20	175,000	172,579
American Express Credit Corp., MTN, 2.25%, 5/5/21	40,000	38,975
CIT Group, Inc., 5.00%, 8/15/22	70,000	71,838
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20	20,000	20,463
PNC Bank N.A., 3.80%, 7/25/23	250,000	253,719
Synchrony Financial, 2.60%, 1/15/19	20,000	19,958
Synchrony Financial, 3.00%, 8/15/19	10,000	9,972
		636,309
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23	30,000	29,363
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23	50,000	49,750
WestRock RKT Co., 4.00%, 3/1/23	40,000	40,981
		120,094
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22	20,000	19,587
George Washington University (The), 3.55%, 9/15/46	15,000	13,912
		33,499
Diversified Financial Services — 1.3%
Ally Financial, Inc., 3.50%, 1/27/19	20,000	20,075
Ally Financial, Inc., 4.625%, 3/30/25	20,000	19,825
Credit Suisse Group Funding Guernsey Ltd., 3.125%, 12/10/20	250,000	248,729
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	195,636
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	220,000	217,716
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	30,000	32,470
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25	290,000	284,590
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	50,000	48,194
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45	10,000	10,795
Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20	125,000	130,364
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	20,000	21,572
Goldman Sachs Group, Inc. (The), VRN, 3.81%, 4/23/28(4)	40,000	39,328
HSBC Holdings plc, 2.95%, 5/25/21	200,000	198,050
HSBC Holdings plc, 4.30%, 3/8/26	200,000	205,293
Morgan Stanley, 2.75%, 5/19/22	310,000	302,404
Morgan Stanley, 4.375%, 1/22/47	20,000	20,480
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	83,066
Morgan Stanley, MTN, 3.70%, 10/23/24	40,000	39,802

Morgan Stanley, MTN, 4.00%, 7/23/25	160,000	161,468
Morgan Stanley, MTN, VRN, 3.77%, 1/24/28(4)	60,000	59,101
S&P Global, Inc., 3.30%, 8/14/20	10,000	10,060
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(3)	200,000	197,752
		2,546,770
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 5.00%, 3/1/21	40,000	42,029
AT&T, Inc., 3.875%, 8/15/21	150,000	152,735
AT&T, Inc., 3.40%, 5/15/25	200,000	192,905
AT&T, Inc., 3.90%, 8/14/27	160,000	161,301
AT&T, Inc., 4.10%, 2/15/28(3)	30,000	29,827
AT&T, Inc., 5.25%, 3/1/37	30,000	31,789
AT&T, Inc., 4.75%, 5/15/46	40,000	38,932
AT&T, Inc., 5.15%, 11/15/46(3)	42,000	43,014
AT&T, Inc., 5.15%, 2/14/50	45,000	45,551
CenturyLink, Inc., 6.15%, 9/15/19	30,000	30,900
Deutsche Telekom International Finance BV, 2.23%, 1/17/20(3)	150,000	148,030
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	147,431
Orange SA, 4.125%, 9/14/21	40,000	41,538
Telefonica Emisiones SAU, 5.46%, 2/16/21	55,000	58,569
Verizon Communications, Inc., 3.50%, 11/1/24	60,000	59,453
Verizon Communications, Inc., 2.625%, 8/15/26	135,000	123,435
Verizon Communications, Inc., 4.125%, 3/16/27	40,000	40,566
Verizon Communications, Inc., 4.86%, 8/21/46	77,000	77,873
		1,465,878
Electric Utilities — 0.1%
AEP Transmission Co. LLC, 3.75%, 12/1/47(3)	20,000	18,934
NextEra Energy Operating Partners LP, 4.25%, 9/15/24(3)	40,000	38,900
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	18,925
		76,759
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25	30,000	30,167
Halliburton Co., 4.85%, 11/15/35	60,000	64,720
		94,887
Equity Real Estate Investment Trusts (REITs) — 0.4%
American Tower Corp., 5.05%, 9/1/20	20,000	20,825
American Tower Corp., 3.375%, 10/15/26	40,000	37,670
American Tower Corp., 3.60%, 1/15/28	20,000	19,014
AvalonBay Communities, Inc., MTN, 3.35%, 5/15/27	10,000	9,650
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	28,525
Boston Properties LP, 3.65%, 2/1/26	40,000	39,155
Crown Castle International Corp., 5.25%, 1/15/23	30,000	31,903
Crown Castle International Corp., 4.45%, 2/15/26	60,000	60,976
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24	30,000	30,112
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,215
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,852
Hospitality Properties Trust, 4.65%, 3/15/24	30,000	30,679
Hudson Pacific Properties LP, 3.95%, 11/1/27	30,000	28,791
Kilroy Realty LP, 3.80%, 1/15/23	30,000	30,157
Kilroy Realty LP, 4.375%, 10/1/25	20,000	20,275
Kimco Realty Corp., 2.80%, 10/1/26	40,000	35,791
Simon Property Group LP, 3.25%, 11/30/26	80,000	77,192
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,177

VEREIT Operating Partnership LP, 4.125%, 6/1/21	40,000	40,811
Welltower, Inc., 3.75%, 3/15/23	50,000	50,657
		652,427
Food and Staples Retailing — 0.1%
CVS Health Corp., 3.50%, 7/20/22	40,000	39,941
CVS Health Corp., 2.75%, 12/1/22	35,000	33,715
Kroger Co. (The), 3.30%, 1/15/21	50,000	50,246
Kroger Co. (The), 3.875%, 10/15/46	20,000	17,244
Target Corp., 3.90%, 11/15/47	60,000	57,462
		198,608
Food Products — 0.1%
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	20,367
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	18,293
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(3)	40,000	39,850
		78,510
Gas Utilities — 0.8%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.25%, 1/15/25	50,000	50,895
Boardwalk Pipelines LP, 4.45%, 7/15/27	20,000	19,468
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	30,038
Enbridge, Inc., 4.00%, 10/1/23	20,000	20,150
Enbridge, Inc., 4.50%, 6/10/44	20,000	19,398
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	32,381
Energy Transfer Equity LP, 4.25%, 3/15/23	60,000	58,500
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	40,573
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,265
Energy Transfer Partners LP, 4.90%, 3/15/35	20,000	18,897
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	21,639
Enterprise Products Operating LLC, 5.20%, 9/1/20	120,000	125,653
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	83,958
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	31,784
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	46,888
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	85,000	97,277
Kinder Morgan, Inc., 5.55%, 6/1/45	35,000	36,881
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	20,872
MPLX LP, 4.875%, 6/1/25	95,000	99,289
MPLX LP, 4.50%, 4/15/38	30,000	29,515
MPLX LP, 5.20%, 3/1/47	20,000	20,944
ONEOK, Inc., 4.00%, 7/13/27	45,000	44,388
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	65,000	64,155
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	120,000	129,055
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	38,895
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	66,397
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(3)	30,000	28,725
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	19,550
Williams Partners LP, 4.125%, 11/15/20	80,000	81,299
Williams Partners LP, 5.10%, 9/15/45	40,000	40,680
		1,447,409
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	10,000	9,979
Abbott Laboratories, 3.75%, 11/30/26	150,000	149,375
Becton Dickinson and Co., 3.73%, 12/15/24	80,000	78,739
Becton Dickinson and Co., 3.70%, 6/6/27	20,000	19,334
Medtronic, Inc., 2.50%, 3/15/20	20,000	19,892

Medtronic, Inc., 3.50%, 3/15/25	140,000	139,995
Medtronic, Inc., 4.375%, 3/15/35	40,000	42,461
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,240
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	8,987
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	18,693
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	22,719
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	19,790
		555,204
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	28,918
Anthem, Inc., 3.65%, 12/1/27	30,000	29,042
Anthem, Inc., 4.65%, 1/15/43	30,000	30,280
Cardinal Health, Inc., 1.95%, 6/14/19	110,000	108,831
CVS Health Corp., 4.30%, 3/25/28	60,000	60,490
CVS Health Corp., 4.78%, 3/25/38	30,000	30,452
CVS Health Corp., 5.05%, 3/25/48	40,000	42,150
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	30,466
Express Scripts Holding Co., 3.40%, 3/1/27	50,000	47,034
HCA, Inc., 3.75%, 3/15/19	60,000	60,378
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46	15,000	15,015
Kaiser Foundation Hospitals, 4.15%, 5/1/47	20,000	20,629
Mylan NV, 3.95%, 6/15/26	20,000	19,420
Northwell Healthcare, Inc., 4.26%, 11/1/47	20,000	19,743
Stanford Health Care, 3.80%, 11/15/48	20,000	20,054
Tenet Healthcare Corp., 4.625%, 7/15/24(3)	31,000	29,915
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	29,740
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	74,169
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	65,865
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	33,100
UnitedHealth Group, Inc., 3.75%, 10/15/47	20,000	18,884
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,363
		834,938
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(3)	70,000	70,721
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	25,000	24,313
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	39,595
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	62,198
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	30,000	32,377
		229,204
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	38,812
Lennar Corp., 4.75%, 4/1/21	30,000	30,638
Lennar Corp., 4.75%, 11/29/27(3)	30,000	28,875
M.D.C. Holdings, Inc., 5.50%, 1/15/24	10,000	10,200
Toll Brothers Finance Corp., 6.75%, 11/1/19	30,000	31,387
Toll Brothers Finance Corp., 4.35%, 2/15/28	40,000	37,700
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	10,000	10,075
		187,687
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47	40,000	39,585
General Electric Co., 2.70%, 10/9/22	130,000	126,103
General Electric Co., 4.125%, 10/9/42	20,000	18,551
		184,239

Insurance — 0.4%
American International Group, Inc., 4.125%, 2/15/24	105,000	106,644
American International Group, Inc., 4.50%, 7/16/44	20,000	19,666
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22	50,000	50,037
Berkshire Hathaway, Inc., 4.50%, 2/11/43	50,000	54,330
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	39,160
Chubb INA Holdings, Inc., 3.35%, 5/3/26	20,000	19,680
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36	10,000	12,106
International Lease Finance Corp., 5.875%, 8/15/22	120,000	129,045
Markel Corp., 4.90%, 7/1/22	40,000	42,123
MetLife, Inc., 4.125%, 8/13/42	40,000	38,948
MetLife, Inc., 4.875%, 11/13/43	45,000	48,839
Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	9,969
Prudential Financial, Inc., 3.94%, 12/7/49(3)	76,000	71,508
Prudential Financial, Inc., MTN, 5.375%, 6/21/20	60,000	63,109
Travelers Cos., Inc. (The), 4.05%, 3/7/48	20,000	20,201
Voya Financial, Inc., 5.70%, 7/15/43	45,000	51,590
WR Berkley Corp., 4.625%, 3/15/22	20,000	20,830
WR Berkley Corp., 4.75%, 8/1/44	30,000	30,881
		828,666
Internet and Direct Marketing Retail — 0.1%
Amazon.com, Inc., 3.15%, 8/22/27(3)	80,000	77,288
Amazon.com, Inc., 3.875%, 8/22/37(3)	20,000	19,922
		97,210
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	110,000	102,550
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	60,582
		163,132
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	50,000	51,250
Media — 0.8%
21st Century Fox America, Inc., 6.90%, 8/15/39	40,000	53,867
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,856
CBS Corp., 4.00%, 1/15/26	40,000	39,505
CBS Corp., 4.85%, 7/1/42	10,000	9,984
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(3)	40,000	37,700
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	185,000	189,235
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	28,754
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	45,000	49,487
Comcast Corp., 4.40%, 8/15/35	50,000	51,634
Comcast Corp., 6.40%, 5/15/38	70,000	89,097
Comcast Corp., 4.75%, 3/1/44	20,000	21,098
Discovery Communications LLC, 5.625%, 8/15/19	16,000	16,555
Discovery Communications LLC, 3.95%, 3/20/28	140,000	134,561
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,306
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,050
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	62,352
NBCUniversal Media LLC, 2.875%, 1/15/23	55,000	54,010
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(3)	30,000	30,052
Omnicom Group, Inc., 3.60%, 4/15/26	90,000	87,342
TEGNA, Inc., 5.125%, 7/15/20	57,000	57,832
Time Warner Cable LLC, 6.75%, 7/1/18	20,000	20,189
Time Warner Cable LLC, 5.50%, 9/1/41	25,000	24,883

Time Warner Cable LLC, 4.50%, 9/15/42	10,000	8,678
Time Warner, Inc., 4.70%, 1/15/21	30,000	31,201
Time Warner, Inc., 2.95%, 7/15/26	80,000	73,353
Time Warner, Inc., 3.80%, 2/15/27	100,000	96,800
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,377
Viacom, Inc., 3.125%, 6/15/22	30,000	29,287
Viacom, Inc., 4.25%, 9/1/23	30,000	30,471
Viacom, Inc., 4.375%, 3/15/43	40,000	35,917
		1,447,433
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	35,000	40,894
Glencore Finance Canada Ltd., 4.95%, 11/15/21(3)	20,000	20,853
Southern Copper Corp., 5.25%, 11/8/42	20,000	20,951
Steel Dynamics, Inc., 5.00%, 12/15/26	50,000	50,125
		132,823
Multi-Utilities — 0.6%
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	19,085
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	29,962
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	29,963
Berkshire Hathaway Energy Co., 3.80%, 7/15/48(3)	30,000	28,667
CMS Energy Corp., 8.75%, 6/15/19	13,000	13,833
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	34,956
Dominion Energy, Inc., 2.75%, 9/15/22	70,000	67,753
Dominion Energy, Inc., 3.625%, 12/1/24	100,000	99,201
Dominion Energy, Inc., 4.90%, 8/1/41	20,000	21,549
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,196
Duke Energy Corp., 2.65%, 9/1/26	70,000	63,962
Duke Energy Corp., 3.15%, 8/15/27	10,000	9,425
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	26,909
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	29,527
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	20,547
Exelon Corp., 5.15%, 12/1/20	32,000	33,327
Exelon Corp., 4.45%, 4/15/46	30,000	30,670
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,602
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	10,294
FirstEnergy Corp., 4.25%, 3/15/23	30,000	30,744
FirstEnergy Corp., 4.85%, 7/15/47	20,000	21,083
Florida Power & Light Co., 4.125%, 2/1/42	40,000	41,608
Florida Power & Light Co., 3.95%, 3/1/48	30,000	30,464
Georgia Power Co., 4.30%, 3/15/42	10,000	10,199
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	64,580
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	48,650
NiSource, Inc., 5.65%, 2/1/45	35,000	41,037
Pacific Gas & Electric Co., 4.00%, 12/1/46	30,000	28,191
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	61,033
Progress Energy, Inc., 3.15%, 4/1/22	20,000	19,828
Sempra Energy, 2.875%, 10/1/22	40,000	39,146
Sempra Energy, 3.25%, 6/15/27	30,000	28,537
Sempra Energy, 3.80%, 2/1/38	20,000	18,878
Sempra Energy, 4.00%, 2/1/48	20,000	18,675
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	23,774
Southern Power Co., 5.15%, 9/15/41	10,000	10,771
Southwestern Public Service Co., 3.70%, 8/15/47	20,000	19,229

Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	30,120
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	19,430
		1,216,405
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,304
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	50,000	54,638
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	24,010
Antero Resources Corp., 5.00%, 3/1/25	50,000	50,375
Apache Corp., 4.75%, 4/15/43	40,000	39,822
BP Capital Markets plc, 4.50%, 10/1/20	30,000	31,099
Cenovus Energy, Inc., 4.25%, 4/15/27	40,000	39,037
Chevron Corp., 2.10%, 5/16/21	40,000	39,109
Cimarex Energy Co., 4.375%, 6/1/24	55,000	56,650
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	30,464
Concho Resources, Inc., 4.375%, 1/15/25	75,000	76,114
Concho Resources, Inc., 4.875%, 10/1/47	30,000	31,942
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,737
Continental Resources, Inc., 4.375%, 1/15/28(3)	90,000	87,862
Ecopetrol SA, 5.875%, 5/28/45	10,000	9,897
Encana Corp., 6.50%, 2/1/38	40,000	48,406
EOG Resources, Inc., 5.625%, 6/1/19	30,000	30,895
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,471
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	38,654
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	49,047
Hess Corp., 6.00%, 1/15/40	30,000	31,728
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,563
Marathon Oil Corp., 4.40%, 7/15/27	60,000	60,994
Newfield Exploration Co., 5.75%, 1/30/22	20,000	21,000
Newfield Exploration Co., 5.375%, 1/1/26	40,000	41,500
Noble Energy, Inc., 4.15%, 12/15/21	50,000	51,125
Petroleos Mexicanos, 6.00%, 3/5/20	26,000	27,151
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	71,918
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,635
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	10,357
Phillips 66, 4.30%, 4/1/22	50,000	52,021
Phillips 66, 3.90%, 3/15/28	40,000	39,908
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,417
Shell International Finance BV, 3.25%, 5/11/25	40,000	39,639
Shell International Finance BV, 3.625%, 8/21/42	40,000	37,912
Statoil ASA, 2.45%, 1/17/23	40,000	38,759
Statoil ASA, 3.95%, 5/15/43	20,000	20,198
Suncor Energy, Inc., 6.50%, 6/15/38	10,000	12,848
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,453
		1,416,355
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)	60,000	63,445
International Paper Co., 4.40%, 8/15/47	50,000	47,770
		111,215
Pharmaceuticals — 0.2%
AbbVie, Inc., 4.70%, 5/14/45	10,000	10,334
Allergan Finance LLC, 3.25%, 10/1/22	130,000	127,382
Allergan Funding SCS, 3.85%, 6/15/24	69,000	68,299

Allergan Funding SCS, 4.55%, 3/15/35	20,000	19,611
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	180,000	173,901
Zoetis, Inc., 3.00%, 9/12/27	50,000	46,912
		446,439
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	39,569
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	63,294
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	35,000	35,748
CSX Corp., 3.40%, 8/1/24	30,000	29,963
CSX Corp., 3.25%, 6/1/27	50,000	47,853
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,000
Union Pacific Corp., 3.60%, 9/15/37	50,000	48,168
Union Pacific Corp., 4.75%, 9/15/41	10,000	10,991
Union Pacific Corp., 4.05%, 11/15/45	30,000	30,292
Union Pacific Corp., 3.35%, 8/15/46	10,000	9,012
		324,890
Semiconductors and Semiconductor Equipment†
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	40,000	37,849
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28	20,000	18,824
		56,673
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21	30,000	29,009
Microsoft Corp., 2.70%, 2/12/25	70,000	67,616
Microsoft Corp., 3.125%, 11/3/25	45,000	44,462
Microsoft Corp., 3.30%, 2/6/27	100,000	99,324
Microsoft Corp., 3.45%, 8/8/36	60,000	58,552
Microsoft Corp., 4.25%, 2/6/47	70,000	75,364
Oracle Corp., 2.50%, 10/15/22	25,000	24,383
Oracle Corp., 3.625%, 7/15/23	30,000	30,610
Oracle Corp., 2.65%, 7/15/26	125,000	116,929
Oracle Corp., 3.25%, 11/15/27	40,000	39,037
Oracle Corp., 4.30%, 7/8/34	20,000	21,128
Oracle Corp., 4.00%, 7/15/46	20,000	19,818
		626,232
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	41,394
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	38,899
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	64,017
Lowe's Cos., Inc., 3.10%, 5/3/27	40,000	38,551
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,425
		203,286
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21	30,000	29,982
Apple, Inc., 3.00%, 2/9/24	20,000	19,782
Apple, Inc., 2.75%, 1/13/25	30,000	28,884
Apple, Inc., 2.50%, 2/9/25	140,000	132,786
Apple, Inc., 2.45%, 8/4/26	60,000	55,646
Apple, Inc., 3.20%, 5/11/27	60,000	58,656
Apple, Inc., 2.90%, 9/12/27	70,000	66,667
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	180,000	194,046
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	40,050
Seagate HDD Cayman, 4.75%, 1/1/25	20,000	19,483
		645,982

Transportation and Logistics†
FedEx Corp., 4.05%, 2/15/48	20,000	18,822
Wireless Telecommunication Services†
Sprint Communications, Inc., 9.00%, 11/15/18(3)	15,000	15,487
TOTAL CORPORATE BONDS (Cost $24,785,984)		24,516,636
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 8.6%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(6) — 1.1%
FHLMC, VRN, 1.84%, 4/15/18	12,544	12,922
FHLMC, VRN, 1.92%, 4/15/18	21,327	21,976
FHLMC, VRN, 2.31%, 4/15/18	65,307	64,671
FHLMC, VRN, 2.38%, 4/15/18	247,966	247,314
FHLMC, VRN, 2.47%, 4/15/18	67,170	67,880
FHLMC, VRN, 2.59%, 4/15/18	86,874	86,776
FHLMC, VRN, 2.85%, 4/15/18	42,522	42,537
FHLMC, VRN, 3.08%, 4/15/18	186,733	188,342
FHLMC, VRN, 3.32%, 4/15/18	30,988	32,527
FHLMC, VRN, 3.45%, 4/15/18	56,736	59,736
FHLMC, VRN, 3.45%, 4/15/18	31,433	33,089
FHLMC, VRN, 3.47%, 4/15/18	10,373	10,646
FHLMC, VRN, 3.55%, 4/15/18	16,984	17,780
FHLMC, VRN, 3.60%, 4/15/18	10,521	11,026
FHLMC, VRN, 3.63%, 4/15/18	3,745	3,904
FHLMC, VRN, 3.66%, 4/15/18	10,984	11,605
FHLMC, VRN, 3.66%, 4/15/18	13,487	13,803
FHLMC, VRN, 4.06%, 4/15/18	16,681	17,252
FHLMC, VRN, 4.08%, 4/15/18	19,822	20,653
FNMA, VRN, 2.63%, 4/25/18	78,580	78,603
FNMA, VRN, 2.92%, 4/25/18	126,510	127,709
FNMA, VRN, 2.96%, 4/25/18	94,329	94,879
FNMA, VRN, 3.11%, 4/25/18	52,836	54,812
FNMA, VRN, 3.12%, 4/25/18	29,061	30,167
FNMA, VRN, 3.14%, 4/25/18	29,589	30,663
FNMA, VRN, 3.14%, 4/25/18	29,777	30,891
FNMA, VRN, 3.18%, 4/25/18	117,893	118,405
FNMA, VRN, 3.19%, 4/25/18	151,097	151,491
FNMA, VRN, 3.21%, 4/25/18	107,328	107,680
FNMA, VRN, 3.25%, 4/25/18	134,647	136,685
FNMA, VRN, 3.32%, 4/25/18	19,208	19,569
FNMA, VRN, 3.35%, 4/25/18	29,394	30,930
FNMA, VRN, 3.39%, 4/25/18	15,798	16,254
FNMA, VRN, 3.53%, 4/25/18	26,635	27,466
FNMA, VRN, 3.54%, 4/25/18	10,558	11,038
FNMA, VRN, 3.56%, 4/25/18	5,386	5,586
FNMA, VRN, 3.91%, 4/25/18	20,287	20,964
		2,058,231
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 7.5%
FHLMC, 4.50%, 1/1/19	4,358	4,386
FHLMC, 6.50%, 1/1/28	2,823	3,181
FHLMC, 6.50%, 6/1/29	2,852	3,214
FHLMC, 8.00%, 7/1/30	3,145	3,635
FHLMC, 5.50%, 12/1/33	73,694	81,874
FHLMC, 5.50%, 1/1/38	11,588	12,733
FHLMC, 6.00%, 8/1/38	18,403	20,572

FHLMC, 3.00%, 2/1/43	295,437	290,267
FNMA, 3.00%, 4/12/18(7)	1,500,000	1,461,816
FNMA, 3.50%, 4/12/18(7)	2,525,000	2,528,779
FNMA, 4.00%, 4/12/18(7)	846,000	867,836
FNMA, 4.50%, 4/12/18(7)	725,000	758,987
FNMA, 4.50%, 5/1/19	3,833	3,863
FNMA, 4.50%, 5/1/19	4,616	4,652
FNMA, 6.50%, 1/1/29	6,804	7,598
FNMA, 7.50%, 7/1/29	17,167	18,882
FNMA, 7.50%, 9/1/30	3,123	3,662
FNMA, 5.00%, 7/1/31	92,958	99,416
FNMA, 6.50%, 1/1/32	3,733	4,169
FNMA, 5.50%, 6/1/33	20,753	22,822
FNMA, 5.50%, 8/1/33	44,507	48,891
FNMA, 5.00%, 11/1/33	117,367	127,137
FNMA, 5.50%, 1/1/34	43,010	47,248
FNMA, 5.00%, 4/1/35	92,477	99,870
FNMA, 4.50%, 9/1/35	55,425	58,323
FNMA, 5.00%, 2/1/36	90,785	98,040
FNMA, 5.50%, 1/1/37	66,663	73,237
FNMA, 5.50%, 2/1/37	15,538	17,056
FNMA, 6.00%, 7/1/37	104,814	117,549
FNMA, 6.50%, 8/1/37	20,699	22,391
FNMA, 5.00%, 4/1/40	155,384	168,021
FNMA, 5.00%, 6/1/40	112,824	122,052
FNMA, 3.50%, 1/1/41	334,346	337,373
FNMA, 4.00%, 1/1/41	509,815	528,479
FNMA, 4.00%, 5/1/41	108,479	112,126
FNMA, 5.00%, 6/1/41	131,086	141,818
FNMA, 4.50%, 7/1/41	133,340	141,076
FNMA, 4.50%, 9/1/41	33,640	35,534
FNMA, 4.00%, 12/1/41	179,866	186,073
FNMA, 4.00%, 1/1/42	51,963	53,711
FNMA, 4.00%, 1/1/42	194,810	201,357
FNMA, 3.50%, 5/1/42	350,631	353,813
FNMA, 3.50%, 6/1/42	84,334	85,099
FNMA, 3.50%, 5/1/45	647,152	650,112
FNMA, 6.50%, 8/1/47	4,088	4,437
FNMA, 6.50%, 9/1/47	4,806	5,197
FNMA, 6.50%, 9/1/47	288	312
FNMA, 6.50%, 9/1/47	2,527	2,731
FNMA, 3.50%, 10/1/47	1,472,607	1,477,013
GNMA, 3.00%, 4/19/18(7)	500,000	491,584
GNMA, 3.50%, 4/19/18(7)	525,000	529,842
GNMA, 4.00%, 4/19/18(7)	1,000,000	1,027,610
GNMA, 7.00%, 4/20/26	9,806	10,950
GNMA, 7.50%, 8/15/26	5,657	6,292
GNMA, 7.00%, 2/15/28	2,741	2,746
GNMA, 7.50%, 2/15/28	2,582	2,588
GNMA, 6.50%, 5/15/28	463	518
GNMA, 6.50%, 5/15/28	1,440	1,611
GNMA, 7.00%, 12/15/28	2,475	2,480
GNMA, 7.00%, 5/15/31	19,024	21,628

GNMA, 5.50%, 11/15/32	45,781	50,483
GNMA, 4.50%, 1/15/40	39,825	42,111
GNMA, 4.50%, 5/20/41	108,703	114,321
GNMA, 4.50%, 6/15/41	63,296	67,269
GNMA, 4.00%, 12/15/41	211,991	219,126
GNMA, 3.50%, 7/20/42	81,552	82,782
GNMA, 2.50%, 7/20/46	200,134	190,626
GNMA, 2.50%, 8/20/46	131,028	124,810
		14,507,797
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $16,599,927)		16,566,028
ASSET-BACKED SECURITIES(5) — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(3)	300,000	298,917
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	99,122	97,333
Carlyle Global Market Strategies, Series 2014-1A, Class A1R2, VRN, 3.31%, 7/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)(8)	100,000	100,000
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(3)	150,000	150,000
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(3)(8)	350,000	350,000
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.03%, 4/17/18, resets monthly off the 1-month LIBOR plus 1.25%(3)	245,156	247,287
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 3.19%, 10/18/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)(8)	500,000	500,000
Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 2.74%, 4/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	125,000	125,071
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(3)	16,547	16,533
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(3)	37,271	37,179
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(3)	86,684	86,231
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 SEQ, 1.97%, 1/20/23(3)	250,000	248,247
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(3)	354,167	353,457
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(3)	14,614	14,459
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	65,052	63,891
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(3)	77,085	76,090
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	196,578	196,077
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.51%, 4/17/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	398,086	400,078
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	35,891	35,215
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	38,593	38,096
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	60,490	59,122
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	206,812	202,253
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.21%, 4/17/18, resets monthly off the 1-month LIBOR plus 1.40%(3)	74,926	75,507
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	225,000	224,639
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	52,565	52,071
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(3)	40,243	40,097
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(3)	25,405	25,211
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(3)(8)	250,000	250,000
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 4/1/18(3)(6)	50,493	50,909
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/1/18(3)(6)	102,720	102,101
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 4/1/18(3)(6)	261,737	258,755
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 4/1/18(3)(6)	196,499	195,942
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	15,454	15,455
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 3.31%, 7/25/18, resets quarterly off the 3-month LIBOR plus 0.97%(3)	100,000	100,000
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	119,228	117,211
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	195,333	190,587

TOTAL ASSET-BACKED SECURITIES (Cost $5,419,395)		5,394,021
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.7%
Private Sponsor Collateralized Mortgage Obligations — 1.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	3,492	3,526
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.49%, 4/1/18(6)	36,998	37,402
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 4/1/18(3)(6)	45,148	45,237
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 4/1/18(3)(6)	114,496	113,726
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 3.83%, 4/1/18(6)	31,969	31,919
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.53%, 4/1/18(6)	36,214	35,396
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.33%, 4/1/18(6)	26,640	26,430
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.55%, 4/1/18(6)	9,372	9,332
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 3.18%, 4/1/18, resets annually off the 1-year H15T1Y plus 2.15%	24,251	24,593
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,343	1,310
CSMC Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 4/1/18(3)(6)	90,518	90,682
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.52%, 4/1/18(6)	10,770	10,747
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 3.34%, 4/1/18(6)	13,299	13,186
Flagstar Mortgage Trust, Series 2017-2, Class A5 SEQ, VRN, 3.50%, 4/1/18(3)(6)	221,477	221,581
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 3.25%, 4/1/18(6)	25,143	24,933
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.62%, 4/1/18(6)	21,850	22,012
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.66%, 4/1/18(6)	36,783	37,003
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.61%, 4/1/18(6)	87,919	90,006
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.52%, 4/1/18(6)	19,727	19,936
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.54%, 4/1/18(6)	17,780	17,879
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.65%, 4/1/18(6)	6,954	6,964
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.78%, 4/1/18(6)	14,408	14,630
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/18(3)(6)	28,469	27,927
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 4/1/18(3)(6)	81,979	81,530
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 4/1/18(3)(6)	181,693	180,642
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.47%, 4/1/18(6)	101,192	104,242
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.35%, 4/26/18(6)	62,471	62,009
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.53%, 4/1/18(6)	34,697	34,406
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 4/1/18(3)(6)	95,701	97,899
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 4/1/18(6)	1,691	1,746
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/18(6)	4,673	4,708
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(3)	20,236	20,582
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 4/1/18(3)(6)	91,764	91,260
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 4/1/18(3)(6)	283,807	285,273
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 4/1/18(3)(6)	623,931	634,118
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 4/1/18(3)(6)	270,893	272,171
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 4/1/18(3)(6)	45,408	43,656
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.44%, 4/1/18(6)	12,584	13,147
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.50%, 4/1/18(6)	58,698	59,147
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.61%, 4/26/18, resets monthly off the 1-month LIBOR plus 0.74%	55,717	53,264
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.64%, 4/1/18(6)	87,645	86,399
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.53%, 4/1/18(6)	16,833	17,279
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 4/1/18(6)	18,021	18,402
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	12,142	12,011
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	27,477	28,296
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.60%, 4/1/18(6)	64,885	68,424
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.65%, 4/1/18(6)	19,662	20,305
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.65%, 4/1/18(6)	38,055	39,207

Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.87%, 4/1/18(6)	16,613	16,859
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.39%, 4/1/18(6)	30,347	30,619
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	19,314	19,380
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	13,243	13,179
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	10,707	10,794
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	6,616	6,781
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	3,949	4,013
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 3.73%, 4/1/18(6)	14,309	13,724
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	23,289	24,573
		3,396,402
U.S. Government Agency Collateralized Mortgage Obligations — 1.0%
FHLMC, Series 2016-DNA4, Class M2, VRN, 3.17%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.30%	150,000	151,726
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.22%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.35%	75,000	76,354
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.07%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.20%	38,043	38,471
FHLMC, Series 2018-DNA1, Class M1, VRN, 2.32%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.45%	197,619	196,794
FHLMC, Series KF29, Class A, VRN, 2.03%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.36%	283,377	284,014
FHLMC, Series KF31, Class A, VRN, 2.04%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.37%	364,546	365,549
FHLMC, Series KF32, Class A, VRN, 2.04%, 4/25/18, resets monthly off the 1-month LIBOR plus 0.37%	343,384	344,493
FNMA, Series 2014-C02, Class 1M2, VRN, 4.47%, 4/25/18, resets monthly off the 1-month LIBOR plus 2.60%	85,000	90,625
FNMA, Series 2014-C02, Class 2M2, VRN, 4.47%, 4/25/18, resets monthly off the 1-month LIBOR plus 2.60%	118,259	125,162
FNMA, Series 2016-C04, Class 1M1, VRN, 3.32%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.45%	50,759	51,172
FNMA, Series 2016-C05, Class 2M1, VRN, 3.22%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.35%	47,683	47,905
FNMA, Series 2017-C01, Class 1M1, VRN, 3.17%, 4/25/18, resets monthly off the 1-month LIBOR plus 1.30%	97,857	98,663
		1,870,928
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,274,215)		5,267,330
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.9%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 2.58%, 4/15/18, resets monthly off the 1-month LIBOR plus 0.80%(3)	116,647	116,735
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(3)	100,000	99,172
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(3)	200,000	199,120
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 4/1/18(6)	125,000	130,442
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 4/1/18(6)	125,000	129,339
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 4/1/18(6)	125,000	127,799
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 4/1/18(6)	100,000	100,350
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	47,372
Commercial Mortgage Trust, Series 2016-CD2, Class A4, SEQ, VRN, 3.53%, 4/1/18(6)	150,000	150,361
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(3)	375,000	371,074
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(3)	200,000	199,390
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(3)	150,000	150,352
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.48%, 4/15/18, resets monthly off the 1-month LIBOR plus 0.70%(3)	250,000	250,571
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(3)	250,000	237,299
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/18(3)(6)	400,000	399,773
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 4/1/18(6)	75,000	75,648
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	170,000	169,030
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	52,149
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	78,509
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 2.68%, 4/15/18, resets monthly off the 1-month LIBOR plus 0.90%(3)	150,000	150,092
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	95,141
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	150,000	147,255
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/18(3)(6)	125,000	124,166

UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	130,000	126,980
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,797,983)		3,728,119
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	20,000	27,930
California GO, 7.30%, 10/1/39	30,000	43,853
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	33,459
Houston GO, 3.96%, 3/1/47	25,000	25,532
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	27,438
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,433
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,558
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	253,176
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,541
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	95,972
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	60,144
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	33,322
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	46,883
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	49,436
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	40,000	48,090
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	25,000	31,321
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	29,108
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	29,195
Santa Clara Valley Transportation Authority Rev., (Build America Bonds), 5.88%, 4/1/32	30,000	36,036
State of California GO, 7.55%, 4/1/39	20,000	30,530
State of California GO, (Building Bonds), 7.60%, 11/1/40	20,000	31,020
State of Illinois GO, 5.10%, 6/1/33	40,000	37,557
State of Oregon Department of Transportation Rev., (Building Bonds), 5.83%, 11/15/34	20,000	24,996
TOTAL MUNICIPAL SECURITIES (Cost $980,344)		1,071,530
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
FNMA, 2.125%, 4/24/26	40,000	37,815
FNMA, 6.625%, 11/15/30	500,000	684,989
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $703,859)		722,804
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,102
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23	30,000	35,115
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	58,500
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37	10,000	12,850
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	36,150
		49,000
Poland†
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	9,918
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	37,230
		47,148
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	18,740
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $227,968)		239,605
TEMPORARY CASH INVESTMENTS — 3.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,856,962	5,856,962

U.S. Treasury Bills, 1.89%, 1/31/19(9)	800,000	786,608
TOTAL TEMPORARY CASH INVESTMENTS (Cost $6,644,524)		6,643,570
TOTAL INVESTMENT SECURITIES — 104.5% (Cost $177,983,552)		200,954,207
OTHER ASSETS AND LIABILITIES — (4.5)%		(8,727,563)
TOTAL NET ASSETS — 100.0%		$192,226,644

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Notes	2	June 2018	$200,000	$242,281	$855
U.S. Treasury 10-Year Ultra Notes	4	June 2018	$400,000	519,438	6,819
U.S. Treasury Long Bonds	4	June 2018	$400,000	586,500	13,241
				$1,348,219	$20,915

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS@
Reference Entity	Type&	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	ValueX
Markit CDX North America Investment Grade Index Series 29	Sell	1.00%	12/20/22	$1,000,000	$18,291	$591	$18,882

@Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

&The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

XThe value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.17%	5/10/27	$500,000	$506	$3,834	$4,340

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.26%	11/15/26	$500,000	$706
Bank of America N.A.	CPURNSA	Receive	2.29%	11/16/26	$500,000	(579)
Bank of America N.A.	CPURNSA	Receive	2.28%	11/21/26	$500,000	(75)
						$52

*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $102,417.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $11,492,063, which represented 6.0% of total net assets.

(4)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(7)	Forward commitment. Settlement date is indicated.

(8)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(9)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	111,762,523	—	—
U.S. Treasury Securities	—	25,042,041	—
Corporate Bonds	—	24,516,636	—
U.S. Government Agency Mortgage-Backed Securities	—	16,566,028	—
Asset-Backed Securities	—	5,394,021	—
Collateralized Mortgage Obligations	—	5,267,330	—
Commercial Mortgage-Backed Securities	—	3,728,119	—
Municipal Securities	—	1,071,530	—
U.S. Government Agency Securities	—	722,804	—
Sovereign Governments and Agencies	—	239,605	—
Temporary Cash Investments	5,856,962	786,608	—
	117,619,485	83,334,722	—
Other Financial Instruments
Futures Contracts	20,915	—	—
Swap Agreements	—	23,928	—
	20,915	23,928	—

Liabilities
Other Financial Instruments
Swap Agreements	—	654	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2018

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.7%
Aerospace and Defense — 1.2%
L3 Technologies, Inc.	30,977	6,443,216
Air Freight and Logistics — 0.8%
XPO Logistics, Inc.(1)	43,429	4,421,507
Airlines — 0.7%
Alaska Air Group, Inc.	54,769	3,393,487
Auto Components — 1.2%
Aptiv plc	43,520	3,697,895
Delphi Technologies plc	49,811	2,373,494
		6,071,389
Banks — 2.2%
SVB Financial Group(1)	21,757	5,221,898
Zions Bancorporation	123,444	6,509,202
		11,731,100
Beverages — 2.9%
Brown-Forman Corp., Class B	55,400	3,013,760
Constellation Brands, Inc., Class A	19,785	4,509,397
Molson Coors Brewing Co., Class B	33,549	2,527,246
Monster Beverage Corp.(1)	93,476	5,347,762
		15,398,165
Biotechnology — 2.8%
Alexion Pharmaceuticals, Inc.(1)	21,244	2,367,856
Array BioPharma, Inc.(1)	109,018	1,779,174
BioMarin Pharmaceutical, Inc.(1)	61,219	4,963,024
Incyte Corp.(1)	29,865	2,488,651
Neurocrine Biosciences, Inc.(1)	35,930	2,979,675
		14,578,380
Building Products — 2.1%
Allegion plc	48,622	4,146,970
Fortune Brands Home & Security, Inc.	52,314	3,080,772
Lennox International, Inc.	18,155	3,710,337
		10,938,079
Capital Markets — 4.9%
Affiliated Managers Group, Inc.	21,327	4,043,173
Cboe Global Markets, Inc.	61,105	6,972,080
S&P Global, Inc.	28,778	5,498,325
SEI Investments Co.	121,050	9,067,855
		25,581,433
Chemicals — 1.4%
FMC Corp.	38,003	2,909,890
Scotts Miracle-Gro Co. (The)	25,652	2,199,659
Valvoline, Inc.	110,880	2,453,774
		7,563,323
Commercial Services and Supplies — 0.7%
Brink's Co. (The)	52,301	3,731,676
Communications Equipment — 2.2%
CommScope Holding Co., Inc.(1)	84,319	3,370,230

Palo Alto Networks, Inc.(1)	44,213	8,025,544
		11,395,774
Construction and Engineering — 0.6%
Jacobs Engineering Group, Inc.	53,624	3,171,860
Construction Materials — 0.9%
Vulcan Materials Co.	40,862	4,665,215
Containers and Packaging — 2.5%
Ball Corp.	116,665	4,632,767
Packaging Corp. of America	46,158	5,202,006
Sealed Air Corp.	71,830	3,073,606
		12,908,379
Distributors — 1.1%
LKQ Corp.(1)	146,714	5,567,796
Electrical Equipment — 2.0%
AMETEK, Inc.	70,287	5,339,703
Rockwell Automation, Inc.	30,193	5,259,621
		10,599,324
Electronic Equipment, Instruments and Components — 4.1%
CDW Corp.	62,450	4,390,860
Dolby Laboratories, Inc., Class A	87,747	5,577,199
National Instruments Corp.	146,923	7,429,896
Trimble, Inc.(1)	116,130	4,166,744
		21,564,699
Equity Real Estate Investment Trusts (REITs) — 2.8%
CyrusOne, Inc.	56,577	2,897,308
SBA Communications Corp.(1)	67,519	11,540,348
		14,437,656
Food and Staples Retailing — 0.5%
Costco Wholesale Corp.	14,405	2,714,334
Health Care Equipment and Supplies — 5.0%
Align Technology, Inc.(1)	27,019	6,785,281
Edwards Lifesciences Corp.(1)	37,894	5,286,971
Hill-Rom Holdings, Inc.	35,765	3,111,555
Teleflex, Inc.	42,970	10,956,491
		26,140,298
Health Care Providers and Services — 2.2%
Amedisys, Inc.(1)	101,771	6,140,862
WellCare Health Plans, Inc.(1)	28,712	5,559,505
		11,700,367
Hotels, Restaurants and Leisure — 3.7%
Darden Restaurants, Inc.	47,862	4,080,236
Domino's Pizza, Inc.	8,672	2,025,432
Hilton Worldwide Holdings, Inc.	45,749	3,603,191
MGM Resorts International	75,505	2,644,185
Vail Resorts, Inc.	20,080	4,451,736
Yum! Brands, Inc.	31,925	2,717,775
		19,522,555
Household Durables — 1.0%
Mohawk Industries, Inc.(1)	22,253	5,167,592
Internet and Direct Marketing Retail — 1.4%
Expedia Group, Inc.	42,751	4,720,138
Wayfair, Inc., Class A(1)	36,710	2,479,026
		7,199,164

Internet Software and Services — 1.1%
Dropbox, Inc., Class A(1)	5,095	159,219
Match Group, Inc.(1)	122,777	5,456,210
		5,615,429
IT Services — 8.9%
Booz Allen Hamilton Holding Corp.	124,112	4,805,617
DXC Technology Co.	132,348	13,304,944
FleetCor Technologies, Inc.(1)	40,767	8,255,318
InterXion Holding NV(1)	89,028	5,529,529
Leidos Holdings, Inc.	39,821	2,604,293
Worldpay, Inc., Class A(1)	146,251	12,027,682
		46,527,383
Life Sciences Tools and Services — 2.7%
Bio-Techne Corp.	29,188	4,408,555
Illumina, Inc.(1)	40,792	9,644,045
		14,052,600
Machinery — 2.1%
Evoqua Water Technologies Corp.(1)	109,299	2,326,976
John Bean Technologies Corp.	39,344	4,461,610
Kennametal, Inc.	30,934	1,242,309
WABCO Holdings, Inc.(1)	22,511	3,013,547
		11,044,442
Multiline Retail — 1.9%
Dollar Tree, Inc.(1)	106,708	10,126,589
Oil, Gas and Consumable Fuels — 1.4%
Concho Resources, Inc.(1)	48,955	7,359,405
Pharmaceuticals — 3.0%
Jazz Pharmaceuticals plc(1)	25,769	3,890,861
Zoetis, Inc.	143,536	11,986,692
		15,877,553
Professional Services — 3.1%
IHS Markit Ltd.(1)	126,365	6,095,848
TransUnion(1)	19,476	1,105,847
Verisk Analytics, Inc.(1)	85,561	8,898,344
		16,100,039
Road and Rail — 1.1%
Canadian Pacific Railway Ltd.	13,996	2,470,294
J.B. Hunt Transport Services, Inc.	29,171	3,417,383
		5,887,677
Semiconductors and Semiconductor Equipment — 5.5%
KLA-Tencor Corp.	63,908	6,966,611
Lam Research Corp.	9,179	1,864,806
Maxim Integrated Products, Inc.	137,906	8,304,699
Microchip Technology, Inc.	67,672	6,182,514
Xilinx, Inc.	78,237	5,651,841
		28,970,471
Software — 10.2%
Autodesk, Inc.(1)	58,112	7,297,705
Electronic Arts, Inc.(1)	69,309	8,403,023
Guidewire Software, Inc.(1)	67,353	5,444,143
Red Hat, Inc.(1)	64,276	9,609,905
ServiceNow, Inc.(1)	46,589	7,708,150
Splunk, Inc.(1)	74,046	7,285,386

Tyler Technologies, Inc.(1)	36,423	7,683,796
		53,432,108
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	53,141	7,075,724
O'Reilly Automotive, Inc.(1)	40,288	9,966,445
Ross Stores, Inc.	65,058	5,073,223
		22,115,392
Textiles, Apparel and Luxury Goods — 0.6%
Carter's, Inc.	30,439	3,168,700
Trading Companies and Distributors — 1.0%
United Rentals, Inc.(1)	31,544	5,448,595
TOTAL COMMON STOCKS (Cost $394,243,564)		512,333,151
EXCHANGE-TRADED FUNDS — 1.9%
iShares Russell Mid-Cap Growth ETF (Cost $10,234,590)	82,222	10,109,195
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $1,300,145), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $1,271,969)		1,271,764
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 2/15/27, valued at $1,085,884), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $1,060,087)		1,060,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,489	1,489
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,333,253)		2,333,253
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $406,811,407)		524,775,599
OTHER ASSETS AND LIABILITIES — (0.1)%		(331,460)
TOTAL NET ASSETS — 100.0%		$524,444,139

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	84,089	USD	65,642	Morgan Stanley	6/29/18	$(266)
USD	2,245,697	CAD	2,904,742	Morgan Stanley	6/29/18	(12,647)
USD	2,545,306	EUR	2,058,476	UBS AG	6/29/18	(3,839)
USD	135,174	EUR	109,013	UBS AG	6/29/18	175
USD	150,964	EUR	121,242	UBS AG	6/29/18	822
USD	465,656	EUR	371,287	UBS AG	6/29/18	5,868
USD	151,100	EUR	121,015	UBS AG	6/29/18	1,240
						$(8,647)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	512,333,151	—	—
Exchange-Traded Funds	10,109,195	—	—
Temporary Cash Investments	1,489	2,331,764	—
	522,443,835	2,331,764	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	8,105	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	16,752	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2018

VP Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Aerospace and Defense — 4.6%
Boeing Co. (The)	476	156,071
Lockheed Martin Corp.	268	90,565
		246,636
Air Freight and Logistics — 1.1%
XPO Logistics, Inc.(1)	608	61,900
Airlines — 1.6%
Delta Air Lines, Inc.	1,589	87,093
Banks — 1.0%
Bank of America Corp.	1,771	53,112
Beverages — 1.5%
PepsiCo, Inc.	747	81,535
Biotechnology — 3.3%
Amgen, Inc.	327	55,747
Biogen, Inc.(1)	245	67,086
Gilead Sciences, Inc.	567	42,746
Regeneron Pharmaceuticals, Inc.(1)	35	12,053
		177,632
Capital Markets — 2.1%
Charles Schwab Corp. (The)	1,182	61,724
S&P Global, Inc.	256	48,911
		110,635
Chemicals — 1.0%
LyondellBasell Industries NV, Class A	523	55,271
Communications Equipment — 2.3%
Palo Alto Networks, Inc.(1)	682	123,797
Consumer Finance — 1.0%
American Express Co.	575	53,636
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	540	37,967
Energy Equipment and Services — 0.7%
Halliburton Co.	831	39,007
Equity Real Estate Investment Trusts (REITs) — 2.6%
Equity Residential	658	40,546
SBA Communications Corp.(1)	584	99,817
		140,363
Food and Staples Retailing — 1.4%
Walgreens Boots Alliance, Inc.	499	32,670
Walmart, Inc.	456	40,570
		73,240
Health Care Equipment and Supplies — 4.5%
ABIOMED, Inc.(1)	82	23,861
Boston Scientific Corp.(1)	1,462	39,942
Edwards Lifesciences Corp.(1)	590	82,317
IDEXX Laboratories, Inc.(1)	112	21,436
Intuitive Surgical, Inc.(1)	141	58,209

Penumbra, Inc.(1)	147	17,000
		242,765
Health Care Providers and Services — 1.7%
Quest Diagnostics, Inc.	181	18,154
Tivity Health, Inc.(1)	429	17,010
WellCare Health Plans, Inc.(1)	288	55,766
		90,930
Health Care Technology — 0.5%
Cerner Corp.(1)	497	28,826
Hotels, Restaurants and Leisure — 4.3%
Chipotle Mexican Grill, Inc.(1)	91	29,403
Darden Restaurants, Inc.	646	55,072
Las Vegas Sands Corp.	681	48,964
Royal Caribbean Cruises Ltd.	830	97,724
		231,163
Household Products — 2.1%
Church & Dwight Co., Inc.	969	48,799
Procter & Gamble Co. (The)	784	62,155
		110,954
Industrial Conglomerates — 1.2%
3M Co.	290	63,661
Internet and Direct Marketing Retail — 6.1%
Amazon.com, Inc.(1)	213	308,283
Netflix, Inc.(1)	60	17,721
		326,004
Internet Software and Services — 12.8%
Alphabet, Inc., Class A(1)	377	391,002
Facebook, Inc., Class A(1)	1,557	248,793
LogMeIn, Inc.	280	32,354
VeriSign, Inc.(1)	157	18,614
		690,763
IT Services — 6.9%
DXC Technology Co.	673	67,657
Fiserv, Inc.(1)	594	42,358
Global Payments, Inc.	209	23,308
PayPal Holdings, Inc.(1)	1,103	83,684
Visa, Inc., Class A	1,301	155,626
		372,633
Life Sciences Tools and Services — 1.6%
Agilent Technologies, Inc.	662	44,288
Illumina, Inc.(1)	98	23,169
Waters Corp.(1)	87	17,282
		84,739
Machinery — 3.3%
Caterpillar, Inc.	299	44,067
Cummins, Inc.	374	60,622
Parker-Hannifin Corp.	172	29,417
WABCO Holdings, Inc.(1)	319	42,704
		176,810
Media — 0.8%
DISH Network Corp., Class A(1)	234	8,866
Liberty Media Corp-Liberty Formula One, Class C(1)	409	12,618

Sirius XM Holdings, Inc.	3,475	21,684
		43,168
Multiline Retail — 3.4%
Dollar Tree, Inc.(1)	848	80,475
Target Corp.	1,473	102,271
		182,746
Oil, Gas and Consumable Fuels — 0.4%
Concho Resources, Inc.(1)	139	20,896
Personal Products — 0.5%
Estee Lauder Cos., Inc. (The), Class A	170	25,452
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co.	216	13,662
Zoetis, Inc.	280	23,383
		37,045
Road and Rail — 1.7%
Union Pacific Corp.	680	91,412
Semiconductors and Semiconductor Equipment — 6.0%
Applied Materials, Inc.	2,200	122,342
ASML Holding NV	467	92,395
Broadcom Ltd.	323	76,115
Maxim Integrated Products, Inc.	552	33,241
		324,093
Software — 8.1%
Activision Blizzard, Inc.	469	31,639
Electronic Arts, Inc.(1)	404	48,981
Microsoft Corp.	1,960	178,889
Oracle Corp. (New York)	782	35,776
salesforce.com, Inc.(1)	663	77,107
Splunk, Inc.(1)	280	27,549
Symantec Corp.	1,388	35,880
		435,821
Specialty Retail — 1.0%
TJX Cos., Inc. (The)	634	51,709
Technology Hardware, Storage and Peripherals — 3.9%
Apple, Inc.	1,243	208,551
Textiles, Apparel and Luxury Goods — 0.8%
Tapestry, Inc.	819	43,088
Tobacco — 2.1%
Altria Group, Inc.	1,082	67,430
Philip Morris International, Inc.	460	45,724
		113,154
TOTAL COMMON STOCKS (Cost $3,624,721)		5,338,207
EXCHANGE-TRADED FUNDS — 0.2%
iShares Russell 1000 Growth ETF (Cost $11,369)	84	11,432
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $15,144), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $14,815)		14,813
State Street Institutional U.S. Government Money Market Fund, Premier Class	12,364	12,364
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,177)		27,177
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $3,663,267)		5,376,816

OTHER ASSETS AND LIABILITIES†	(103)
TOTAL NET ASSETS — 100.0%	$5,376,713

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,806	USD	2,249	UBS AG	6/29/18	$(12)
EUR	2,223	USD	2,788	UBS AG	6/29/18	(35)
EUR	1,766	USD	2,187	UBS AG	6/29/18	—
USD	85,691	EUR	68,930	UBS AG	6/29/18	330
						$283

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,245,812	92,395	—
Exchange-Traded Funds	11,432	—	—
Temporary Cash Investments	12,364	14,813	—
	5,269,608	107,208	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	330	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	47	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2018

VP Income & Growth - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.4%
Boeing Co. (The)	14,784	4,847,378
General Dynamics Corp.	19,859	4,386,853
		9,234,231
Automobiles — 0.9%
Ford Motor Co.	322,463	3,572,890
Banks — 7.5%
Bank of America Corp.	160,482	4,812,855
BB&T Corp.	22,646	1,178,498
Citigroup, Inc.	3,818	257,715
JPMorgan Chase & Co.	81,420	8,953,757
PNC Financial Services Group, Inc. (The)	12,798	1,935,570
SunTrust Banks, Inc.	60,240	4,098,730
U.S. Bancorp	83,526	4,218,063
Wells Fargo & Co.	78,774	4,128,545
		29,583,733
Beverages — 0.3%
PepsiCo, Inc.	11,270	1,230,120
Biotechnology — 4.2%
AbbVie, Inc.	57,922	5,482,317
Amgen, Inc.	29,972	5,109,627
Biogen, Inc.(1)	2,891	791,614
Gilead Sciences, Inc.	67,121	5,060,252
		16,443,810
Capital Markets — 0.9%
Moelis & Co., Class A	15,522	789,294
Nasdaq, Inc.	23,975	2,067,124
S&P Global, Inc.	3,236	618,270
		3,474,688
Chemicals — 3.8%
Air Products & Chemicals, Inc.	24,567	3,906,890
Eastman Chemical Co.	34,270	3,618,227
Monsanto Co.	9,037	1,054,527
PPG Industries, Inc.	25,840	2,883,744
Praxair, Inc.	24,439	3,526,548
		14,989,936
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	12,774	1,074,549
Communications Equipment — 1.7%
Cisco Systems, Inc.	154,270	6,616,640
Containers and Packaging — 1.1%
International Paper Co.	16,812	898,265
WestRock Co.	53,048	3,404,090
		4,302,355
Diversified Consumer Services — 0.8%
H&R Block, Inc.	118,179	3,002,928
Diversified Financial Services — 0.7%

Berkshire Hathaway, Inc., Class B(1)	13,592	2,711,332
Diversified Telecommunication Services — 2.4%
AT&T, Inc.	191,401	6,823,446
Verizon Communications, Inc.	56,667	2,709,816
		9,533,262
Electric Utilities — 1.2%
FirstEnergy Corp.	107,386	3,652,198
Portland General Electric Co.	29,119	1,179,611
		4,831,809
Electrical Equipment — 0.6%
Emerson Electric Co.	31,246	2,134,102
Rockwell Automation, Inc.	1,214	211,479
		2,345,581
Electronic Equipment, Instruments and Components — 0.7%
National Instruments Corp.	52,902	2,675,254
Energy Equipment and Services — 2.0%
Halliburton Co.	86,087	4,040,924
Schlumberger Ltd.	60,846	3,941,604
		7,982,528
Equity Real Estate Investment Trusts (REITs) — 5.3%
Apple Hospitality REIT, Inc.	160,370	2,817,701
Hospitality Properties Trust	22,381	567,135
Lexington Realty Trust	204,661	1,610,682
Park Hotels & Resorts, Inc.	62,602	1,691,506
Piedmont Office Realty Trust, Inc., Class A	82,446	1,450,225
Select Income REIT	92,476	1,801,432
Senior Housing Properties Trust	162,426	2,543,591
VEREIT, Inc.	412,728	2,872,587
Weingarten Realty Investors	29,241	821,087
Weyerhaeuser Co.	45,669	1,598,415
WP Carey, Inc.	48,021	2,976,822
		20,751,183
Food and Staples Retailing — 0.9%
CVS Health Corp.	56,377	3,507,213
Food Products — 1.7%
Conagra Brands, Inc.	40,056	1,477,265
Hershey Co. (The)	33,654	3,330,400
Kellogg Co.	31,078	2,020,381
		6,828,046
Health Care Equipment and Supplies — 1.5%
Medtronic plc	38,107	3,056,943
Zimmer Biomet Holdings, Inc.	26,995	2,943,535
		6,000,478
Health Care Providers and Services — 1.0%
Cigna Corp.	2,249	377,247
UnitedHealth Group, Inc.	15,942	3,411,588
		3,788,835
Hotels, Restaurants and Leisure — 2.4%
Las Vegas Sands Corp.	49,028	3,525,113
Marriott International, Inc., Class A	10,630	1,445,468
Royal Caribbean Cruises Ltd.	27,234	3,206,531
Wyndham Worldwide Corp.	10,881	1,245,113
		9,422,225

Household Durables — 0.9%
Garmin Ltd.	59,956	3,533,207
Household Products — 1.0%
Kimberly-Clark Corp.	33,497	3,689,024
Procter & Gamble Co. (The)	5,010	397,193
		4,086,217
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	33,263	4,806,836
Insurance — 2.8%
Allstate Corp. (The)	36,924	3,500,395
Assurant, Inc.	22,587	2,064,678
First American Financial Corp.	24,117	1,415,186
Hartford Financial Services Group, Inc. (The)	24,499	1,262,188
MetLife, Inc.	42,262	1,939,403
Principal Financial Group, Inc.	14,841	903,965
		11,085,815
Internet and Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)	4,738	6,857,497
Internet Software and Services — 4.7%
Alphabet, Inc., Class A(1)	11,943	12,386,563
Alphabet, Inc., Class C(1)	1,171	1,208,226
Facebook, Inc., Class A(1)	24,829	3,967,426
LogMeIn, Inc.	8,643	998,699
		18,560,914
IT Services — 1.8%
Accenture plc, Class A	715	109,753
International Business Machines Corp.	35,430	5,436,025
MAXIMUS, Inc.	12,045	803,883
Western Union Co. (The)	32,654	627,936
		6,977,597
Machinery — 3.6%
Caterpillar, Inc.	34,040	5,016,815
Cummins, Inc.	21,174	3,432,094
Ingersoll-Rand plc	38,027	3,251,689
PACCAR, Inc.	10,962	725,355
Toro Co. (The)	26,293	1,641,998
		14,067,951
Media — 0.3%
Time Warner, Inc.	12,942	1,224,054
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc.	31,690	330,527
Chimera Investment Corp.	99,865	1,738,650
Two Harbors Investment Corp.	190,496	2,927,923
		4,997,100
Oil, Gas and Consumable Fuels — 6.6%
Chevron Corp.	58,424	6,662,673
Exxon Mobil Corp.	110,696	8,259,028
HollyFrontier Corp.	72,185	3,526,959
Marathon Petroleum Corp.	47,599	3,479,963
Valero Energy Corp.	43,775	4,061,007
		25,989,630
Pharmaceuticals — 7.0%
Allergan plc	15,873	2,671,267

Bristol-Myers Squibb Co.	77,679	4,913,197
Eli Lilly & Co.	51,999	4,023,163
Johnson & Johnson	24,984	3,201,699
Merck & Co., Inc.	101,834	5,546,898
Pfizer, Inc.	201,100	7,137,039
		27,493,263
Road and Rail — 0.5%
Norfolk Southern Corp.	6,321	858,266
Ryder System, Inc.	16,970	1,235,246
		2,093,512
Semiconductors and Semiconductor Equipment — 6.6%
Applied Materials, Inc.	34,592	1,923,661
Broadcom Ltd.	9,517	2,242,681
Intel Corp.	149,839	7,803,615
KLA-Tencor Corp.	15,963	1,740,127
Lam Research Corp.	6,345	1,289,050
Maxim Integrated Products, Inc.	12,106	729,023
QUALCOMM, Inc.	72,804	4,034,070
Skyworks Solutions, Inc.	7,157	717,561
Texas Instruments, Inc.	52,756	5,480,821
		25,960,609
Software — 6.3%
Activision Blizzard, Inc.	57,010	3,845,895
CA, Inc.	3,837	130,074
Microsoft Corp.	166,666	15,211,606
Oracle Corp. (New York)	117,215	5,362,586
		24,550,161
Specialty Retail — 1.6%
Best Buy Co., Inc.	58,337	4,083,007
Lowe's Cos., Inc.	6,570	576,518
Ross Stores, Inc.	21,778	1,698,248
		6,357,773
Technology Hardware, Storage and Peripherals — 5.2%
Apple, Inc.	100,652	16,887,393
Seagate Technology plc	57,764	3,380,349
		20,267,742
Textiles, Apparel and Luxury Goods — 1.4%
Ralph Lauren Corp.	954	106,657
Tapestry, Inc.	35,274	1,855,765
VF Corp.	44,677	3,311,460
		5,273,882
Tobacco — 0.1%
Altria Group, Inc.	8,694	541,810
TOTAL COMMON STOCKS (Cost $301,051,563)		388,629,196
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $1,991,147), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $1,947,996)		1,947,682

Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $1,659,180), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $1,623,133)	1,623,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,570,682)	3,570,682
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $304,622,245)	392,199,878
OTHER ASSETS AND LIABILITIES — 0.1%	423,450
TOTAL NET ASSETS — 100.0%	$392,623,328

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	388,629,196	—	—
Temporary Cash Investments	—	3,570,682	—
	388,629,196	3,570,682	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2018

VP International - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Australia — 3.5%
CSL Ltd.	29,380	3,532,842
Treasury Wine Estates Ltd.	268,220	3,502,848
		7,035,690
Austria — 1.6%
Erste Group Bank AG	65,453	3,291,799
Belgium — 2.1%
KBC Group NV	29,420	2,564,420
Umicore SA	31,380	1,664,713
		4,229,133
Brazil — 3.3%
Banco do Brasil SA	109,100	1,366,125
Itau Unibanco Holding SA Preference Shares	51,300	802,415
Localiza Rent a Car SA	210,700	1,820,159
Lojas Renner SA	162,200	1,677,787
Magazine Luiza SA	32,700	977,598
		6,644,084
Canada — 2.1%
Bombardier, Inc., B Shares(1)	581,910	1,693,765
Dollarama, Inc.	8,140	989,298
First Quantum Minerals Ltd.	100,960	1,417,601
		4,100,664
China — 4.5%
Alibaba Group Holding Ltd. ADR(1)	13,670	2,508,992
ANTA Sports Products Ltd.	299,000	1,522,008
China Lodging Group Ltd. ADR	5,350	704,649
TAL Education Group ADR	42,570	1,578,921
Tencent Holdings Ltd.	50,600	2,693,500
		9,008,070
Denmark — 2.3%
AP Moller - Maersk A/S, B Shares	440	685,880
Chr Hansen Holding A/S	25,260	2,182,524
DSV A/S	23,110	1,822,443
		4,690,847
Finland — 0.8%
Neste Oyj	22,910	1,597,877
France — 6.4%
Accor SA	31,870	1,721,597
Arkema SA	16,680	2,178,114
Danone SA	40,080	3,246,259
Kering SA	4,950	2,373,500
Valeo SA	24,786	1,639,082
Vivendi SA	64,440	1,667,871
		12,826,423
Germany — 6.6%
adidas AG	16,580	4,015,363
Deutsche Boerse AG	15,560	2,119,670
HeidelbergCement AG	28,050	2,755,976

Infineon Technologies AG	50,380	1,349,681
OSRAM Licht AG	12,400	913,032
Zalando SE(1)	38,962	2,125,526
		13,279,248
Hong Kong — 2.2%
AIA Group Ltd.	512,800	4,377,709
India — 0.8%
HDFC Bank Ltd.	51,200	1,521,819
Indonesia — 1.0%
Bank Mandiri Persero Tbk PT	3,645,500	2,038,976
Ireland — 2.3%
CRH plc	49,130	1,670,386
Ryanair Holdings plc ADR(1)	23,127	2,841,152
		4,511,538
Italy — 1.7%
Intesa Sanpaolo SpA	165,270	602,704
UniCredit SpA(1)	130,660	2,741,524
		3,344,228
Japan — 16.9%
Chiba Bank Ltd. (The)	156,000	1,279,181
Coca-Cola Bottlers Japan Holdings, Inc.	28,600	1,178,344
CyberAgent, Inc.	56,700	2,941,345
Daikin Industries Ltd.	15,700	1,743,533
Don Quijote Holdings Co. Ltd.	29,200	1,671,970
Keyence Corp.	4,500	2,816,708
Komatsu Ltd.	84,500	2,838,388
MonotaRO Co. Ltd.	48,600	1,726,692
Nintendo Co. Ltd.	7,000	3,121,420
Nitori Holdings Co. Ltd.	9,600	1,680,171
Pola Orbis Holdings, Inc.	41,600	1,742,367
Recruit Holdings Co. Ltd.	82,500	2,070,556
Rohm Co. Ltd.	15,600	1,484,235
Ryohin Keikaku Co. Ltd.	5,200	1,731,780
Shiseido Co. Ltd.	19,700	1,272,738
Start Today Co. Ltd.	76,300	1,993,195
Sysmex Corp.	27,300	2,480,696
		33,773,319
Mexico — 0.7%
Grupo Financiero Banorte SAB de CV, Class O	243,780	1,485,233
Netherlands — 4.8%
ASML Holding NV	17,650	3,491,998
Heineken NV	19,704	2,120,589
InterXion Holding NV(1)	26,540	1,648,399
Unilever NV CVA	40,470	2,287,706
		9,548,692
Portugal — 0.8%
Jeronimo Martins SGPS SA	87,862	1,602,337
Russia — 0.9%
Yandex NV, A Shares(1)	47,300	1,865,985
Spain — 2.2%
Amadeus IT Group SA	30,660	2,266,614
CaixaBank SA	185,190	883,207

Cellnex Telecom SA	46,270	1,236,840
		4,386,661
Sweden — 2.5%
Hexagon AB, B Shares	39,790	2,383,867
Lundin Petroleum AB(1)	64,600	1,632,645
Swedbank AB, A Shares	43,890	984,076
		5,000,588
Switzerland — 5.1%
Cie Financiere Richemont SA	25,910	2,327,503
Credit Suisse Group AG	101,520	1,703,449
Julius Baer Group Ltd.(1)	40,660	2,503,640
Lonza Group AG(1)	15,790	3,724,683
		10,259,275
Taiwan — 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	202,000	1,716,802
Thailand — 0.6%
CP ALL PCL	434,600	1,210,294
United Kingdom — 22.1%
Ashtead Group plc	35,884	978,501
ASOS plc(1)	24,522	2,399,269
Associated British Foods plc	32,660	1,141,794
AstraZeneca plc	40,550	2,789,090
Aviva plc	216,826	1,511,005
B&M European Value Retail SA	448,780	2,467,016
British American Tobacco plc	70,080	4,068,225
Bunzl plc	66,300	1,950,127
Carnival plc	33,050	2,129,610
Coca-Cola HBC AG(1)	41,790	1,546,210
Compass Group plc	97,043	1,982,995
Diageo plc	95,760	3,239,569
Ferguson plc	33,730	2,537,151
HSBC Holdings plc (Hong Kong)	147,200	1,396,346
Intertek Group plc	32,280	2,112,888
Just Eat plc(1)	91,642	898,791
London Stock Exchange Group plc	63,950	3,705,509
RELX plc	98,590	2,028,545
Royal Dutch Shell plc, A Shares	72,965	2,327,023
Standard Chartered plc	64,620	647,063
Weir Group plc (The)	88,150	2,470,637
		44,327,364
TOTAL COMMON STOCKS (Cost $154,242,730)		197,674,655
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $1,146,553), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $1,121,706)		1,121,525
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/25/26, valued at $952,844), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $934,077)		934,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,090	2,090
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,057,615)		2,057,615
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $156,300,345)		199,732,270
OTHER ASSETS AND LIABILITIES — 0.3%		537,605
TOTAL NET ASSETS — 100.0%		$200,269,875

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	21.2%
Financials	18.5%
Industrials	15.1%
Information Technology	14.2%
Consumer Staples	14.0%
Health Care	6.3%
Materials	6.0%
Energy	2.8%
Telecommunication Services	0.6%
Cash and Equivalents*	1.3%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	4,792,562	4,215,508	—
Ireland	2,841,152	1,670,386	—
Netherlands	1,648,399	7,900,293	—
Russia	1,865,985	—	—
Other Countries	—	172,740,370	—
Temporary Cash Investments	2,090	2,055,525	—
	11,150,188	188,582,082	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2018

VP Large Company Value - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.3%
Aerospace and Defense — 1.1%
Textron, Inc.	3,070	181,038
United Technologies Corp.	650	81,783
		262,821
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	1,870	195,714
Airlines — 0.5%
Southwest Airlines Co.	2,120	121,434
Auto Components — 0.2%
Aptiv plc	630	53,531
Automobiles — 1.0%
Honda Motor Co. Ltd. ADR	7,140	247,972
Banks — 14.4%
Bank of America Corp.	19,870	595,901
BB&T Corp.	11,390	592,736
JPMorgan Chase & Co.	4,020	442,079
M&T Bank Corp.	1,910	352,128
PNC Financial Services Group, Inc. (The)	2,850	431,034
U.S. Bancorp	13,110	662,055
Wells Fargo & Co.	9,790	513,094
		3,589,027
Beverages — 0.7%
PepsiCo, Inc.	1,680	183,372
Biotechnology — 0.4%
Celgene Corp.(1)	1,120	99,915
Building Products — 1.8%
Johnson Controls International plc	12,980	457,415
Capital Markets — 4.5%
Ameriprise Financial, Inc.	1,240	183,446
Bank of New York Mellon Corp. (The)	9,640	496,749
Invesco Ltd.	13,630	436,296
		1,116,491
Chemicals — 0.9%
DowDuPont, Inc.	3,580	228,082
Communications Equipment — 2.0%
Cisco Systems, Inc.	11,420	489,804
Containers and Packaging — 0.6%
WestRock Co.	2,330	149,516
Diversified Telecommunication Services — 2.9%
Verizon Communications, Inc.	14,970	715,865
Electric Utilities — 2.4%
Edison International	2,080	132,413
Eversource Energy	2,580	152,014
PPL Corp.	2,160	61,106
Xcel Energy, Inc.	5,680	258,326
		603,859
Electrical Equipment — 0.9%

Eaton Corp. plc	2,790	222,949

Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	2,250	224,775
Energy Equipment and Services — 4.6%
Baker Hughes a GE Co.	9,480	263,260
Schlumberger Ltd.	13,620	882,303
		1,145,563
Equity Real Estate Investment Trusts (REITs) — 0.4%
Boston Properties, Inc.	860	105,969
Food and Staples Retailing — 3.6%
Sysco Corp.	4,400	263,824
Walgreens Boots Alliance, Inc.	3,510	229,800
Walmart, Inc.	4,500	400,365
		893,989
Food Products — 4.2%
Conagra Brands, Inc.	7,550	278,444
General Mills, Inc.	2,990	134,729
Kellogg Co.	1,890	122,869
Mondelez International, Inc., Class A	11,870	495,335
		1,031,377
Health Care Equipment and Supplies — 5.7%
Abbott Laboratories	2,270	136,018
Medtronic plc	8,580	688,288
Siemens Healthineers AG(1)	3,370	138,497
Zimmer Biomet Holdings, Inc.	4,130	450,335
		1,413,138
Health Care Providers and Services — 2.5%
Cigna Corp.	530	88,902
HCA Healthcare, Inc.	2,200	213,400
Henry Schein, Inc.(1)	1,910	128,371
McKesson Corp.	1,410	198,627
		629,300
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	1,870	122,635
Household Products — 2.8%
Procter & Gamble Co. (The)	8,770	695,286
Industrial Conglomerates — 1.0%
General Electric Co.	18,840	253,963
Insurance — 3.7%
Aflac, Inc.	5,420	237,179
Chubb Ltd.	4,050	553,918
MetLife, Inc.	3,020	138,588
		929,685
Leisure Products — 0.2%
Mattel, Inc.	3,290	43,264
Machinery — 0.5%
Ingersoll-Rand plc	1,370	117,149
Media — 0.5%
Time Warner, Inc.	1,290	122,008

Multiline Retail — 0.6%
Target Corp.	2,030	140,943

Oil, Gas and Consumable Fuels — 10.2%
Anadarko Petroleum Corp.	5,070	306,279
Chevron Corp.	4,900	558,796
Exxon Mobil Corp.	1,750	130,567
Occidental Petroleum Corp.	7,730	502,141
Royal Dutch Shell plc, Class B ADR	4,850	317,820
TOTAL SA ADR	12,430	717,087
		2,532,690
Personal Products — 0.9%
Unilever NV CVA	3,960	223,853
Pharmaceuticals — 10.0%
Allergan plc	1,460	245,703
Johnson & Johnson	5,710	731,737
Merck & Co., Inc.	9,450	514,742
Pfizer, Inc.	21,180	751,678
Roche Holding AG	1,020	233,947
		2,477,807
Road and Rail — 0.6%
Union Pacific Corp.	1,060	142,496
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc.	2,960	164,606
Intel Corp.	4,590	239,047
QUALCOMM, Inc.	3,990	221,086
		624,739
Software — 1.7%
Oracle Corp. (New York)	9,390	429,592
Specialty Retail — 1.3%
Advance Auto Parts, Inc.	2,180	258,439
L Brands, Inc.	1,600	61,136
		319,575
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc.	460	77,179
TOTAL COMMON STOCKS (Cost $20,582,480)		23,434,742
EXCHANGE-TRADED FUNDS — 1.2%
iShares Russell 1000 Value ETF (Cost $289,400)	2,450	293,902
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $344,127), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $336,669)		336,615
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $289,171), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $280,023)		280,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	959	959
TOTAL TEMPORARY CASH INVESTMENTS (Cost $617,574)		617,574
TOTAL INVESTMENT SECURITIES — 98.0% (Cost $21,489,454)		24,346,218
OTHER ASSETS AND LIABILITIES — 2.0%		499,903
TOTAL NET ASSETS — 100.0%		$24,846,121

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	201,075	CHF	190,176	Credit Suisse AG	6/29/18	$679
USD	904,194	EUR	731,253	UBS AG	6/29/18	(1,364)
USD	261,473	GBP	184,940	Morgan Stanley	6/29/18	1,061
USD	8,079	GBP	5,686	Morgan Stanley	6/29/18	72
JPY	1,044,970	USD	10,012	Credit Suisse AG	6/29/18	(134)
USD	208,129	JPY	21,975,758	Credit Suisse AG	6/29/18	394
USD	5,639	JPY	592,903	Credit Suisse AG	6/29/18	35
USD	7,771	JPY	822,850	Credit Suisse AG	6/29/18	(8)
						$735

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	22,838,445	596,297	—
Exchange-Traded Funds	293,902	—	—
Temporary Cash Investments	959	616,615	—
	23,133,306	1,212,912	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,241	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,506	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2018

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.0%
Aerospace and Defense — 1.1%
Textron, Inc.	256,882	15,148,332
Airlines — 0.9%
Southwest Airlines Co.	219,850	12,593,008
Auto Components — 0.3%
Aptiv plc	40,420	3,434,487
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	354,269	12,303,762
Banks — 8.8%
Bank of Hawaii Corp.	175,566	14,589,535
BB&T Corp.	480,631	25,012,037
Comerica, Inc.	42,308	4,058,606
Commerce Bancshares, Inc.	243,241	14,572,568
M&T Bank Corp.	102,175	18,836,983
PNC Financial Services Group, Inc. (The)	44,594	6,744,397
SunTrust Banks, Inc.	201,564	13,714,415
UMB Financial Corp.	101,491	7,346,933
Westamerica Bancorporation	237,819	13,812,528
		118,688,002
Beverages — 0.9%
Dr Pepper Snapple Group, Inc.	32,803	3,883,219
Molson Coors Brewing Co., Class B	117,934	8,883,968
		12,767,187
Building Products — 2.4%
Johnson Controls International plc	918,213	32,357,826
Capital Markets — 6.0%
Ameriprise Financial, Inc.	109,187	16,153,125
Invesco Ltd.	819,984	26,247,688
Northern Trust Corp.	316,976	32,689,735
T. Rowe Price Group, Inc.	49,532	5,347,970
		80,438,518
Commercial Services and Supplies — 0.7%
Republic Services, Inc.	133,100	8,815,213
Containers and Packaging — 5.0%
Bemis Co., Inc.	218,791	9,521,784
Graphic Packaging Holding Co.	1,204,642	18,491,255
Sonoco Products Co.	300,171	14,558,294
WestRock Co.	379,313	24,340,515
		66,911,848
Distributors — 0.7%
Genuine Parts Co.	106,712	9,587,006
Electric Utilities — 3.6%
Edison International	193,819	12,338,518
Eversource Energy	109,735	6,465,586
Pinnacle West Capital Corp.	125,006	9,975,479
Xcel Energy, Inc.	421,905	19,188,239
		47,967,822

Electrical Equipment — 3.7%
Eaton Corp. plc	157,542	12,589,181
Emerson Electric Co.	243,022	16,598,403
Hubbell, Inc.	175,235	21,340,118
		50,527,702
Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(1)	337,835	17,699,176
TE Connectivity Ltd.	113,712	11,359,829
		29,059,005
Energy Equipment and Services — 3.2%
Baker Hughes a GE Co.	620,858	17,241,226
Halliburton Co.	112,650	5,287,791
Helmerich & Payne, Inc.	38,123	2,537,467
National Oilwell Varco, Inc.	477,290	17,569,045
		42,635,529
Equity Real Estate Investment Trusts (REITs) — 4.5%
American Tower Corp.	68,477	9,952,447
Empire State Realty Trust, Inc., Class A	253,307	4,253,025
MGM Growth Properties LLC, Class A	350,211	9,294,600
Piedmont Office Realty Trust, Inc., Class A	530,328	9,328,469
Weyerhaeuser Co.	794,055	27,791,925
		60,620,466
Food and Staples Retailing — 2.1%
Sysco Corp.	343,440	20,592,662
US Foods Holding Corp.(1)	228,653	7,492,959
		28,085,621
Food Products — 8.4%
Conagra Brands, Inc.	724,814	26,731,140
General Mills, Inc.	411,936	18,561,836
J.M. Smucker Co. (The)	103,813	12,873,850
Kellogg Co.	317,499	20,640,610
Mondelez International, Inc., Class A	480,209	20,039,122
Orkla ASA	1,288,921	13,855,713
		112,702,271
Gas Utilities — 1.2%
Atmos Energy Corp.	79,616	6,706,852
Spire, Inc.	131,383	9,498,991
		16,205,843
Health Care Equipment and Supplies — 4.0%
Siemens Healthineers AG(1)	164,734	6,770,077
STERIS plc	132,095	12,332,389
Zimmer Biomet Holdings, Inc.	320,149	34,909,047
		54,011,513
Health Care Providers and Services — 6.2%
Cardinal Health, Inc.	245,020	15,357,853
Express Scripts Holding Co.(1)	128,059	8,846,316
HCA Healthcare, Inc.	102,264	9,919,608
Henry Schein, Inc.(1)	135,453	9,103,796
LifePoint Health, Inc.(1)	345,587	16,242,589
McKesson Corp.	81,225	11,442,166
Quest Diagnostics, Inc.	127,714	12,809,714
		83,722,042

Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	93,166	6,109,826
Household Durables — 0.7%
PulteGroup, Inc.	313,044	9,231,668
Insurance — 5.2%
Aflac, Inc.	211,524	9,256,290
Arthur J. Gallagher & Co.	146,580	10,074,443
Brown & Brown, Inc.	271,382	6,903,958
Chubb Ltd.	131,319	17,960,500
ProAssurance Corp.	104,999	5,097,702
Reinsurance Group of America, Inc.	68,356	10,526,824
Torchmark Corp.	53,142	4,472,962
Travelers Cos., Inc. (The)	27,961	3,882,665
Unum Group	49,571	2,360,075
		70,535,419
Machinery — 2.7%
Cummins, Inc.	51,889	8,410,688
IMI plc	513,454	7,793,446
Ingersoll-Rand plc	123,839	10,589,473
PACCAR, Inc.	103,708	6,862,358
Parker-Hannifin Corp.	17,230	2,946,847
		36,602,812
Multi-Utilities — 1.3%
Ameren Corp.	85,508	4,842,318
NorthWestern Corp.	247,780	13,330,564
		18,172,882
Multiline Retail — 0.9%
Target Corp.	166,619	11,568,357
Oil, Gas and Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	200,965	12,140,296
Cimarex Energy Co.	123,193	11,518,546
Devon Energy Corp.	493,760	15,696,630
EQT Corp.	396,291	18,827,785
Imperial Oil Ltd.	634,723	16,809,678
Marathon Petroleum Corp.	132,593	9,693,874
Noble Energy, Inc.	568,410	17,222,823
Occidental Petroleum Corp.	200,838	13,046,437
Spectra Energy Partners LP	248,886	8,372,525
		123,328,594
Road and Rail — 1.4%
Heartland Express, Inc.	648,480	11,666,155
Norfolk Southern Corp.	49,074	6,663,268
		18,329,423
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	206,461	11,481,296
Maxim Integrated Products, Inc.	275,189	16,571,882
Microchip Technology, Inc.	97,162	8,876,720
Teradyne, Inc.	312,930	14,304,030
		51,233,928
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	133,527	15,829,626
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	317,195	6,952,914

Thrifts and Mortgage Finance — 0.7%
Capitol Federal Financial, Inc.	806,015	9,954,285
Trading Companies and Distributors — 1.2%
MSC Industrial Direct Co., Inc., Class A	179,281	16,441,861
TOTAL COMMON STOCKS (Cost $1,116,153,108)		1,292,874,598
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell Mid-Cap Value ETF (Cost $12,247,099)	195,076	16,860,419
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $20,125,475), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $19,689,320)		19,686,148
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 5/15/26, valued at $16,742,348), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $16,412,349)		16,411,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	20,219	20,219
TOTAL TEMPORARY CASH INVESTMENTS (Cost $36,117,367)		36,117,367
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,164,517,574)		1,345,852,384
OTHER ASSETS AND LIABILITIES†		504,817
TOTAL NET ASSETS — 100.0%		$1,346,357,201

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	543,250	USD	422,721	Morgan Stanley	6/29/18	$(362)
USD	14,227,959	CAD	18,403,439	Morgan Stanley	6/29/18	(80,129)
USD	350,076	CAD	450,935	Morgan Stanley	6/29/18	(511)
USD	5,293,511	EUR	4,281,044	UBS AG	6/29/18	(7,984)
USD	239,093	EUR	192,020	UBS AG	6/29/18	1,302
GBP	169,872	USD	241,204	Morgan Stanley	6/29/18	(2,009)
USD	6,670,718	GBP	4,718,190	Morgan Stanley	6/29/18	27,075
USD	165,754	GBP	117,182	Morgan Stanley	6/29/18	752
JPY	46,757,085	USD	447,989	Credit Suisse AG	6/29/18	(5,997)
USD	7,466,438	JPY	788,358,809	Credit Suisse AG	6/29/18	14,117
USD	387,820	JPY	41,066,250	Credit Suisse AG	6/29/18	(378)
NOK	2,555,948	USD	325,756	JPMorgan Chase Bank N.A.	6/29/18	1,204
USD	12,331,968	NOK	95,242,258	JPMorgan Chase Bank N.A.	6/29/18	148,466
						$95,546

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,247,645,684	45,228,914	—
Exchange-Traded Funds	16,860,419	—	—
Temporary Cash Investments	20,219	36,097,148	—
	1,264,526,322	81,326,062	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	192,916	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	97,370	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2018

VP Ultra - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 3.9%
Boeing Co. (The)	17,840	5,849,379
United Technologies Corp.	18,590	2,338,994
		8,188,373
Automobiles — 1.3%
Tesla, Inc.(1)	10,090	2,685,252
Banks — 2.6%
JPMorgan Chase & Co.	32,510	3,575,125
U.S. Bancorp	37,960	1,916,980
		5,492,105
Beverages — 1.6%
Constellation Brands, Inc., Class A	14,490	3,302,561
Biotechnology — 5.8%
Bluebird Bio, Inc.(1)	3,360	573,720
Celgene Corp.(1)	44,170	3,940,406
Gilead Sciences, Inc.	25,450	1,918,675
Ionis Pharmaceuticals, Inc.(1)	20,000	881,600
Regeneron Pharmaceuticals, Inc.(1)	11,330	3,901,599
Sage Therapeutics, Inc.(1)	4,730	761,861
		11,977,861
Chemicals — 2.2%
Ecolab, Inc.	17,130	2,348,009
Monsanto Co.	2,570	299,893
PPG Industries, Inc.	16,320	1,821,312
		4,469,214
Electrical Equipment — 1.0%
Acuity Brands, Inc.	15,190	2,114,296
Electronic Equipment, Instruments and Components — 1.8%
Cognex Corp.	14,310	743,977
Keyence Corp.	1,300	813,716
Yaskawa Electric Corp.	47,500	2,157,016
		3,714,709
Food and Staples Retailing — 1.7%
Costco Wholesale Corp.	19,170	3,612,203
Health Care Equipment and Supplies — 5.3%
ABIOMED, Inc.(1)	3,710	1,079,573
Edwards Lifesciences Corp.(1)	10,320	1,439,847
IDEXX Laboratories, Inc.(1)	11,200	2,143,568
Intuitive Surgical, Inc.(1)	15,510	6,402,993
		11,065,981
Health Care Providers and Services — 3.4%
UnitedHealth Group, Inc.	33,330	7,132,620
Hotels, Restaurants and Leisure — 1.9%
Starbucks Corp.	67,400	3,901,786
Insurance — 0.8%
MetLife, Inc.	36,660	1,682,327
Internet and Direct Marketing Retail — 8.0%
Amazon.com, Inc.(1)	8,740	12,649,752

Netflix, Inc.(1)	13,740	4,058,109
		16,707,861
Internet Software and Services — 12.2%
Alphabet, Inc., Class A(1)	5,660	5,870,212
Alphabet, Inc., Class C(1)	6,740	6,954,265
Baidu, Inc. ADR(1)	6,130	1,368,155
Facebook, Inc., Class A(1)	53,190	8,499,230
Tencent Holdings Ltd.	49,300	2,624,299
		25,316,161
IT Services — 9.7%
MasterCard, Inc., Class A	46,860	8,207,998
PayPal Holdings, Inc.(1)	48,030	3,644,036
Visa, Inc., Class A	69,410	8,302,824
		20,154,858
Machinery — 4.2%
Cummins, Inc.	13,200	2,139,588
Donaldson Co., Inc.	13,980	629,799
Nordson Corp.	6,740	918,932
WABCO Holdings, Inc.(1)	17,042	2,281,412
Wabtec Corp.	33,970	2,765,158
		8,734,889
Media — 2.6%
Time Warner, Inc.	8,060	762,315
Walt Disney Co. (The)	46,150	4,635,306
		5,397,621
Oil, Gas and Consumable Fuels — 1.6%
Concho Resources, Inc.(1)	7,940	1,193,620
EOG Resources, Inc.	20,380	2,145,403
		3,339,023
Personal Products — 2.3%
Estee Lauder Cos., Inc. (The), Class A	32,570	4,876,380
Pharmaceuticals — 0.2%
Pfizer, Inc.	9,360	332,186
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	18,490	2,166,104
Semiconductors and Semiconductor Equipment — 2.7%
ams AG	12,150	1,271,951
Analog Devices, Inc.	12,370	1,127,278
Maxim Integrated Products, Inc.	31,990	1,926,438
Xilinx, Inc.	19,120	1,381,229
		5,706,896
Software — 5.8%
Adobe Systems, Inc.(1)	4,050	875,124
Microsoft Corp.	51,050	4,659,334
salesforce.com, Inc.(1)	33,350	3,878,605
Splunk, Inc.(1)	10,320	1,015,385
Tableau Software, Inc., Class A(1)	21,120	1,706,918
		12,135,366
Specialty Retail — 4.1%
O'Reilly Automotive, Inc.(1)	7,880	1,949,354
Ross Stores, Inc.	26,460	2,063,351
TJX Cos., Inc. (The)	56,570	4,613,849
		8,626,554

Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	106,130	17,806,491
Textiles, Apparel and Luxury Goods — 1.5%
NIKE, Inc., Class B	46,530	3,091,453
Tobacco — 1.1%
Philip Morris International, Inc.	22,330	2,219,602
TOTAL COMMON STOCKS (Cost $77,881,079)		205,950,733
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $1,029,319)	7,660	1,042,449
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $856,655), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $838,090)		837,955
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $715,818), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $698,057)		698,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,407	1,407
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,537,362)		1,537,362
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $80,447,760)		208,530,544
OTHER ASSETS AND LIABILITIES†		(79,867)
TOTAL NET ASSETS — 100.0%		$208,450,677

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	27,698	USD	29,484	Credit Suisse AG	6/29/18	$(298)
CHF	26,220	USD	27,615	Credit Suisse AG	6/29/18	15
USD	454,304	CHF	429,681	Credit Suisse AG	6/29/18	1,534
USD	1,060,566	JPY	111,981,975	Credit Suisse AG	6/29/18	2,005
						$3,256

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	199,083,751	6,866,982	—
Exchange-Traded Funds	1,042,449	—	—
Temporary Cash Investments	1,407	1,535,955	—
	200,127,607	8,402,937	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,554	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	298	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2018

VP Value - Schedule of Investments
MARCH 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Aerospace and Defense — 0.5%
United Technologies Corp.	32,880	4,136,962
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., Class B	30,320	3,173,291
Automobiles — 1.2%
General Motors Co.	147,304	5,353,027
Honda Motor Co. Ltd.	155,100	5,385,464
		10,738,491
Banks — 14.3%
Bank of America Corp.	757,190	22,708,128
BB&T Corp.	165,250	8,599,610
BOK Financial Corp.	20,110	1,990,689
Comerica, Inc.	27,092	2,598,936
JPMorgan Chase & Co.	272,819	30,001,905
M&T Bank Corp.	30,054	5,540,755
PNC Financial Services Group, Inc. (The)	77,552	11,728,965
U.S. Bancorp	375,322	18,953,761
Wells Fargo & Co.	475,412	24,916,343
		127,039,092
Beverages — 0.4%
PepsiCo, Inc.	33,551	3,662,092
Building Products — 0.9%
Johnson Controls International plc	223,431	7,873,708
Capital Markets — 3.8%
Ameriprise Financial, Inc.	24,640	3,645,241
Franklin Resources, Inc.	73,245	2,540,137
Goldman Sachs Group, Inc. (The)	35,266	8,882,095
Invesco Ltd.	249,866	7,998,211
Northern Trust Corp.	72,597	7,486,929
State Street Corp.	33,220	3,313,030
		33,865,643
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	45,420	3,008,167
Communications Equipment — 2.0%
Cisco Systems, Inc.	409,113	17,546,856
Containers and Packaging — 0.3%
Sonoco Products Co.	47,290	2,293,565
Diversified Financial Services — 2.1%
Berkshire Hathaway, Inc., Class A(1)	40	11,964,000
Berkshire Hathaway, Inc., Class B(1)	32,534	6,489,882
		18,453,882
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	560,944	19,997,653

Verizon Communications, Inc.	241,980	11,571,484
		31,569,137
Electric Utilities — 1.1%
Edison International	53,900	3,431,274
PG&E Corp.	136,749	6,007,383
		9,438,657
Electrical Equipment — 1.0%
Emerson Electric Co.	74,470	5,086,301
Hubbell, Inc.	31,670	3,856,773
		8,943,074
Electronic Equipment, Instruments and Components — 1.3%
Keysight Technologies, Inc.(1)	95,019	4,978,045
TE Connectivity Ltd.	65,870	6,580,413
		11,558,458
Energy Equipment and Services — 3.9%
Baker Hughes a GE Co.	231,404	6,426,089
Halliburton Co.	56,376	2,646,290
Helmerich & Payne, Inc.	26,291	1,749,929
National Oilwell Varco, Inc.	187,582	6,904,893
Schlumberger Ltd.	265,260	17,183,543
		34,910,744
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	123,450	4,320,750
Food and Staples Retailing — 2.1%
Sysco Corp.	49,476	2,966,581
US Foods Holding Corp.(1)	106,940	3,504,424
Walmart, Inc.	132,908	11,824,824
		18,295,829
Food Products — 4.0%
Conagra Brands, Inc.	270,663	9,982,052
General Mills, Inc.	129,980	5,856,899
Kellogg Co.	101,637	6,607,421
Mondelez International, Inc., Class A	304,766	12,717,885
		35,164,257
Health Care Equipment and Supplies — 4.0%
Abbott Laboratories	109,250	6,546,260
Medtronic plc	195,597	15,690,791
Siemens Healthineers AG(1)	99,112	4,073,208
Zimmer Biomet Holdings, Inc.	81,336	8,868,878
		35,179,137
Health Care Providers and Services — 4.6%
Cardinal Health, Inc.	82,940	5,198,679
Cigna Corp.	13,340	2,237,652
Express Scripts Holding Co.(1)	99,807	6,894,668
HCA Healthcare, Inc.	72,800	7,061,600
Henry Schein, Inc.(1)	28,350	1,905,403
LifePoint Health, Inc.(1)	178,473	8,388,231
McKesson Corp.	49,440	6,964,613

Universal Health Services, Inc., Class B	20,130	2,383,593
		41,034,439
Hotels, Restaurants and Leisure — 0.3%
Carnival Corp.	39,104	2,564,440
Household Products — 3.4%
Kimberly-Clark Corp.	20,780	2,288,501
Procter & Gamble Co. (The)	354,006	28,065,596
		30,354,097
Industrial Conglomerates — 2.7%
General Electric Co.	1,793,764	24,179,939
Insurance — 3.2%
Aflac, Inc.	86,050	3,765,548
Chubb Ltd.	63,579	8,695,700
MetLife, Inc.	171,629	7,876,055
Reinsurance Group of America, Inc.	36,956	5,691,224
Unum Group	43,920	2,091,031
		28,119,558
Leisure Products — 0.4%
Mattel, Inc.	267,919	3,523,135
Machinery — 0.5%
IMI plc	279,490	4,242,231
Metals and Mining — 0.4%
BHP Billiton Ltd.	178,390	3,946,047
Multiline Retail — 0.8%
Target Corp.	99,067	6,878,222
Oil, Gas and Consumable Fuels — 13.6%
Anadarko Petroleum Corp.	141,696	8,559,855
Apache Corp.	95,688	3,682,074
Chevron Corp.	161,900	18,463,076
Cimarex Energy Co.	63,423	5,930,051
ConocoPhillips	156,414	9,273,786
Devon Energy Corp.	297,427	9,455,204
EOG Resources, Inc.	49,302	5,190,022
EQT Corp.	138,448	6,577,665
Exxon Mobil Corp.	88,408	6,596,121
Imperial Oil Ltd.	83,983	2,224,163
Noble Energy, Inc.	314,381	9,525,744
Occidental Petroleum Corp.	260,878	16,946,635
Royal Dutch Shell plc, B Shares	126,120	4,064,208
TOTAL SA	246,149	13,989,543
		120,478,147
Pharmaceuticals — 10.6%
Allergan plc	61,870	10,412,102
Bristol-Myers Squibb Co.	40,060	2,533,795
Johnson & Johnson	166,951	21,394,771
Merck & Co., Inc.	405,082	22,064,816
Pfizer, Inc.	764,459	27,130,650
Roche Holding AG	30,180	6,922,081

Teva Pharmaceutical Industries Ltd. ADR	201,129	3,437,295
		93,895,510
Road and Rail — 1.0%
Heartland Express, Inc.	477,553	8,591,178
Semiconductors and Semiconductor Equipment — 3.5%
Applied Materials, Inc.	28,774	1,600,122
Intel Corp.	359,127	18,703,334
QUALCOMM, Inc.	166,280	9,213,575
Teradyne, Inc.	37,898	1,732,318
		31,249,349
Software — 2.1%
Microsoft Corp.	32,001	2,920,731
Oracle Corp. (New York)	348,713	15,953,620
		18,874,351
Specialty Retail — 1.4%
Advance Auto Parts, Inc.	82,165	9,740,661
Lowe's Cos., Inc.	33,848	2,970,162
		12,710,823
Technology Hardware, Storage and Peripherals — 0.6%
Hewlett Packard Enterprise Co.	128,657	2,256,644
HP, Inc.	128,657	2,820,161
		5,076,805
Textiles, Apparel and Luxury Goods — 0.8%
Ralph Lauren Corp.	38,680	4,324,424
Tapestry, Inc.	61,994	3,261,504
		7,585,928
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A	37,660	3,453,799
TOTAL COMMON STOCKS (Cost $766,863,398)		867,929,790
TEMPORARY CASH INVESTMENTS — 1.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.375% - 3.625%, 2/15/23 - 5/15/47, valued at $8,601,209), in a joint trading account at 1.45%, dated 3/29/18, due 4/2/18 (Delivery value $8,414,805)		8,413,449
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 11/15/26, valued at $7,158,178), at 0.74%, dated 3/29/18, due 4/2/18 (Delivery value $7,014,577)		7,014,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,361	8,361
TOTAL TEMPORARY CASH INVESTMENTS (Cost $15,435,810)		15,435,810
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $782,299,208)		883,365,600
OTHER ASSETS AND LIABILITIES — 0.3%		2,413,983
TOTAL NET ASSETS — 100.0%		$885,779,583

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	128,480	USD	99,310	JPMorgan Chase Bank N.A.	6/29/18	$(608)
AUD	138,745	USD	106,551	JPMorgan Chase Bank N.A.	6/29/18	37
USD	3,053,093	AUD	3,960,761	JPMorgan Chase Bank N.A.	6/29/18	10,307
USD	110,099	AUD	142,295	JPMorgan Chase Bank N.A.	6/29/18	784
USD	1,689,276	CAD	2,185,028	Morgan Stanley	6/29/18	(9,514)
USD	5,250,707	CHF	4,966,119	Credit Suisse AG	6/29/18	17,727
USD	13,504,615	EUR	10,921,646	UBS AG	6/29/18	(20,367)
USD	6,136,014	GBP	4,339,994	Morgan Stanley	6/29/18	24,905
JPY	20,340,450	USD	194,886	Credit Suisse AG	6/29/18	(2,609)
USD	4,102,928	JPY	433,215,900	Credit Suisse AG	6/29/18	7,758
USD	114,988	JPY	12,176,100	Credit Suisse AG	6/29/18	(112)
						$28,308

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	5,353,027	5,385,464	—
Health Care Equipment and Supplies	31,105,929	4,073,208	—
Machinery	—	4,242,231	—
Metals and Mining	—	3,946,047	—
Oil, Gas and Consumable Fuels	100,200,233	20,277,914	—
Pharmaceuticals	86,973,429	6,922,081	—
Other Industries	599,450,227	—	—
Temporary Cash Investments	8,361	15,427,449	—
	823,091,206	60,274,394	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	61,518	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	33,210	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2018